UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
April 30
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report October 31, 2010

EATON VANCE LIMITED DURATION INCOME FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. The Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Eaton Vance Limited Duration Income Fund as of October 31, 2010
INVESTMENT UPDATE

Payson F. Swaffield, CFA
Co-Portfolio Manager

Mark S. Venezia, CFA
Co-Portfolio Manager

Christine M. Johnston, CFA
Co-Portfolio Manager
Economic and Market Conditions
•  During the six months ending October 31, 2010, the rally in U.S. Treasuries rewarded longer duration, as the 10- and 30-year maturity bonds produced 10.6% and 10.8% returns, respectively. Reflecting modest spread widening during the period, the BofA Merrill Lynch U.S. High Yield Index returned 6.8% over the period while the shorter-duration S&P/ LSTA Leveraged Loan Index returned approximately 2.1%. U.S. government agency mortgage-backed securities (MBS) also generated positive returns, with the BofA Merrill Lynch Mortgage Master Index returning 4.0%.[1]

• The bank loan market generated positive returns and remained generally healthy, if not as robust as earlier in 2010, during the six-month period. Despite a negative return in the May-June period that was driven primarily by concerns over the European debt crisis, the loan market regained strength for the remainder of the period. The market’s recovery was driven by stronger demand and greater liquidity in the marketplace, along with improved corporate fundamentals. As a result, investors in search of yield began to take on incremental credit risk once again, evidenced by improved inflows into high-yield bond and bank loan mutual funds.
•	The high-yield bond market had solid six-month returns, benefiting from the same economic and market factors that helped the bank loan market. High-yield fundamentals, which have been improving for the past several quarters, continued a positive trend into the latter months of the period. Corporate operating earnings growth were strong in the second and third quarters of 2010, and ratings downgrades

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
and new defaults have diminished to more modest levels, providing additional evidence of fundamental improvements. Our expectation is for continued moderate declines in default rates as older defaults fall off of the rolling 12-month figures and are replaced by fewer new defaults.

•	Over the six-month period, the pace of acceleration in economic activity moderated worldwide, shifting investor focus to the weakening in the U.S. economy and anticipation of another round of quantitative easing by the Federal Reserve.
Management Discussion
•	The Fund is a closed-end fund and trades on the NYSE Amex exchange under the symbol “EVV.” The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. The Fund pursues its objective by investing primarily in two distinct investment categories: 1) U.S. government agency MBS and other

Total Return Performance 4/30/10 – 10/31/10
NYSE Amex Symbol		EVV

At Net Asset Value (NAV)[2]		6.09%
At Market Price[2]		4.90%

Premium/(Discount) to NAV (10/31/10)		-1.30%
Total Distributions per common share		$0.695
Distribution Rate[3]	At NAV	8.22%
	At Market Price	8.33%

See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The S&P/LSTA Leveraged Loan Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest. The S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. The BofA Merrill Lynch Mortgage Master Index is an unmanaged index of U.S. mortgage-backed securities traded on the secondary market. Unlike the Fund, the Indices’ returns do not reflect the effects of leverage.

[2]	Six-month returns are cumulative. Performance results reflect the effects of leverage resulting from the Fund’s issuance of Auction Preferred Shares (APS) and its debt financing.

[3]
The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Limited Duration Income Fund as of October 31, 2010
INVESTMENT UPDATE

Michael W. Weilheimer, CFA
Co-Portfolio Manager

Scott H. Page, CFA
Co-Portfolio Manager U.S. government securities; and 2) investments rated below investment-grade, which include (but are not limited to) senior, secured loans and high-yield bonds. As of October 31, 2010, the Fund was invested 26.6% in seasoned U.S. government agency MBS (seasoned MBS) and other U.S. government agency debt and 59.3% in below-investment-grade securities; of the latter, 27.8% was invested in senior, secured loans and 31.6% was invested in high-yield corporate bonds. The Fund’s other investments included 6.7% in commercial MBS (CMBS) and 3.5% in investment-grade corporate bonds. During the six-month period, the Fund had total returns of 6.09% at net asset value and 4.90% at market price.

• The Fund’s high-yield bond investments performed well, in line with the market, for the six months ending October 31, 2010. During the first three months of the period, the Fund’s high-yield securities benefited from a shorter average duration and from an underweighting in low-quality CCC-rated holdings. In the latter three months, however, these characteristics detracted from performance as investor demand increased in the riskier segments of the market.
•	During the six-month period, the Fund’s bank loan investments underperformed the broader bank loan market, primarily as a result of strong performance in the riskier end of the market. Management continued to maintain smaller allocations to large lower-quality loans—notably, some significant issues that came to market in 2007—than did the market, an underweighting that it believes may lead to better long-term performance. A lower allocation to B-rated loans, which rallied the most after the May/June volatility, slightly detracted during the summer months. The price of these issues rallied more than the overall

[1]
APS percentage represents the liquidation value of the Fund’s APS outstanding at 10/31/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and borrowings outstanding. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its APS and borrowings.

Susan Schiff, CFA
Co-Portfolio Manager

Catherine C. McDermott
Co-Portfolio Manager market as investors sought higher discount opportunities. European bank loan holdings, meanwhile, contributed positively to performance.

• In the MBS portion of the Fund, the investment emphasis remained on seasoned MBS. Typically, the mortgages underlying seasoned MBS were originated in the 1980s and 1990s. As a result, they have generally lower loan-to-home value ratios, meaning that the underlying homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. For the six-month period, seasoned MBS spreads tightened by approximately 15 basis points (0.15%). Prepayment rates continued to run in the low- to mid-teens without any meaningful increase, despite new lows in mortgage rates. Shifting focus to the entire U.S. government agency MBS market, a lack of new supply resulted in a positive technical environment, providing support for yield spreads as U.S. Treasury yields declined.
•	As of October 31, 2010, the Fund employed leverage of 32.1% of total assets—1.7% from TALF loans, 21.2% in other borrowings and 9.2% from APS.[1] TALF loans are non-recourse to the Fund. Use of leverage creates an opportunity for income, but at the same time creates special risks (including the likelihood of greater volatility of NAV and market price of common shares).

Eaton Vance Limited Duration Income Fund as of October 31, 2010
FUND PERFORMANCE

Fund Performance[1]
NYSE Amex Symbol	EVV

Average Annual Total Returns (by market price, NYSE Amex)

Six Months	4.90%
One Year	31.09
Five Years	9.85
Life of Fund (5/30/03)	7.53

Average Annual Total Returns (at net asset value)

Six Months	6.09%
One Year	17.12
Five Years	8.41
Life of Fund (5/30/03)	7.72

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. Performance results reflect the effect of leverage from the Fund’s issuance of APS and its debt financing. Absent a fee reduction by the investment adviser of the Fund, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Composition
Fund Allocations2
By net investments

[2]
Fund Allocations are shown as a percentage of the Fund’s net investments, which represented 145.9% of the Fund’s net assets as of 10/31/10. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 40.4%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 1.0%

Aveos Fleet Performance, Inc.
	40	Revolving Loan, 8.18%, Maturing March 12, 2013(2)	$39,120
	59	Term Loan, 11.25%, Maturing March 12, 2013	58,829
	158	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	148,036
Avio Holding SpA
EUR	700	Term Loan - Second Lien, 5.10%, Maturing June 14, 2016	927,983
Booz Allen Hamilton, Inc.
	2,973	Term Loan, 6.00%, Maturing July 31, 2015	2,988,131
DAE Aviation Holdings, Inc.
	654	Term Loan, 4.04%, Maturing July 31, 2014	629,109
	675	Term Loan, 4.04%, Maturing July 31, 2014	649,688
Delos Aircraft, Inc.
	775	Term Loan, 7.00%, Maturing March 17, 2016	794,375
Doncasters (Dunde HoldCo 4 Ltd.)
	560	Term Loan, 4.26%, Maturing July 13, 2015	504,186
	560	Term Loan, 4.76%, Maturing July 13, 2015	504,187
GBP	1,234	Term Loan - Second Lien, 6.57%, Maturing January 13, 2016	1,535,480
Evergreen International Aviation
	809	Term Loan, 10.50%, Maturing October 31, 2011(3)	798,843
Hawker Beechcraft Acquisition
	3,515	Term Loan, 2.26%, Maturing March 26, 2014	2,953,553
	187	Term Loan, 2.29%, Maturing March 26, 2014	157,239
IAP Worldwide Services, Inc.
	1,046	Term Loan, 8.25%, Maturing December 30, 2012(3)	1,027,425
International Lease Finance Co.
	1,050	Term Loan, 6.75%, Maturing March 17, 2015	1,077,469
TransDigm, Inc.
	2,075	Term Loan, 2.27%, Maturing June 23, 2013	2,054,769
Wesco Aircraft Hardware Corp.
	1,295	Term Loan, 2.51%, Maturing September 30, 2013	1,285,742
Wyle Laboratories, Inc.
	948	Term Loan, 7.75%, Maturing March 25, 2016	951,177

			$19,085,341

Automotive — 1.7%

Adesa, Inc.
	3,994	Term Loan, 3.01%, Maturing October 18, 2013	$3,904,016
Allison Transmission, Inc.
	5,881	Term Loan, 3.03%, Maturing August 7, 2014	5,656,141
Dayco Products, LLC
	547	Term Loan, 10.50%, Maturing May 13, 2014	545,915
	86	Term Loan, 12.50%, Maturing November 13, 2014(3)	84,417
Federal-Mogul Corp.
	4,083	Term Loan, 2.20%, Maturing December 29, 2014	3,634,744
	3,628	Term Loan, 2.20%, Maturing December 28, 2015	3,229,485
Ford Motor Co.
	4,490	Term Loan, 3.04%, Maturing December 16, 2013	4,452,586
	1,000	Term Loan, Maturing December 16, 2013(4)	988,594
Goodyear Tire & Rubber Co.
	4,450	Term Loan - Second Lien, 2.21%, Maturing April 30, 2014	4,292,394
HHI Holdings, LLC
	975	Term Loan, 9.75%, Maturing March 30, 2015	989,625
Keystone Automotive Operations, Inc.
	1,284	Term Loan, 3.79%, Maturing January 12, 2012	1,091,522
LKQ Corp. U.S.
	1,203	Term Loan, 2.51%, Maturing October 12, 2013	1,199,710
TriMas Corp.
	397	Term Loan, 6.00%, Maturing August 2, 2011	397,867
	2,477	Term Loan, 6.00%, Maturing December 15, 2015	2,482,691
United Components, Inc.
	1,300	Term Loan, 6.25%, Maturing March 23, 2017	1,313,650

			$34,263,357

Beverage and Tobacco — 0.2%

Constellation Brands, Inc.
	708	Term Loan, 1.81%, Maturing June 5, 2013	$705,890
	349	Term Loan, 3.06%, Maturing June 5, 2015	351,840
Liberator Midco Ltd.
GBP	800	Term Loan, 11.32%, Maturing November 3, 2016(3)	1,307,246
Maine Beverage Co., LLC
	319	Term Loan, 2.04%, Maturing March 31, 2013	306,797
Van Houtte, Inc.
	113	Term Loan, 2.79%, Maturing July 19, 2014	111,576
	825	Term Loan, 2.79%, Maturing July 19, 2014	818,227

			$3,601,576

Building and Development — 0.8%

Beacon Sales Acquisition, Inc.
	851	Term Loan, 2.28%, Maturing September 30, 2013	$810,895
Brickman Group Holdings, Inc.
	1,325	Term Loan, 7.25%, Maturing October 14, 2016	1,340,736

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development (continued)

Building Materials Corp. of America
	984	Term Loan, 3.06%, Maturing February 24, 2014	$978,533
Forestar USA Real Estate Group, Inc.
	311	Revolving Loan, 1.18%, Maturing December 1, 2010(2)	292,711
	2,854	Term Loan, 6.50%, Maturing December 1, 2010	2,797,258
Metroflag BP, LLC
	1,700	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(5)(6)	0
NCI Building Systems, Inc.
	639	Term Loan, 8.00%, Maturing April 18, 2014	616,137
Panolam Industries Holdings, Inc.
	2,103	Term Loan, 8.25%, Maturing December 31, 2013	1,941,380
RE/MAX International, Inc.
	2,363	Term Loan, 5.50%, Maturing April 15, 2016	2,370,510
Realogy Corp.
	314	Term Loan, 3.26%, Maturing October 10, 2013	286,521
	2,307	Term Loan, 3.26%, Maturing October 10, 2013	2,101,995
South Edge, LLC
	288	Term Loan, 0.00%, Maturing October 31, 2009(5)	136,562
Standard Pacific Corp.
	1,260	Term Loan, 2.12%, Maturing May 5, 2013	1,146,600
WCI Communities, Inc.
	370	Term Loan, 11.00%, Maturing September 3, 2014(3)	368,880
	848	Term Loan, 10.00%, Maturing September 2, 2016	819,305

			$16,008,023

Business Equipment and Services — 3.6%

Activant Solutions, Inc.
	1,801	Term Loan, 2.31%, Maturing May 2, 2013	$1,741,386
Advantage Sales & Marketing, Inc.
	1,493	Term Loan, 5.00%, Maturing May 5, 2016	1,492,127
Affinion Group, Inc.
	4,677	Term Loan, 5.00%, Maturing October 10, 2016	4,623,889
Allied Barton Security Service
	1,092	Term Loan, 7.75%, Maturing February 18, 2015	1,097,882
Dealer Computer Services, Inc.
	2,101	Term Loan, 5.25%, Maturing April 21, 2017	2,103,851
Education Management, LLC
	4,784	Term Loan, 2.06%, Maturing June 3, 2013	4,456,160
First American Corp.
	1,172	Term Loan, 4.75%, Maturing April 12, 2016	1,180,120
Infogroup, Inc.
	898	Term Loan, 6.25%, Maturing July 1, 2016	903,735
Information Resources, Inc.
	1,425	Term Loan, 3.35%, Maturing May 16, 2014	1,399,958
iPayment, Inc.
	2,071	Term Loan, 2.28%, Maturing May 10, 2013	1,961,941
Kronos, Inc.
	1,472	Term Loan, 2.04%, Maturing June 11, 2014	1,442,645
Language Line, Inc.
	1,471	Term Loan, 5.50%, Maturing November 4, 2015	1,459,340
Mitchell International, Inc.
	2,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	2,190,625
NE Customer Service
	2,106	Term Loan, 6.00%, Maturing March 23, 2016	2,093,213
Quantum Corp.
	258	Term Loan, 3.77%, Maturing July 14, 2014	244,460
Quintiles Transnational Corp.
	1,191	Term Loan, 2.29%, Maturing March 29, 2013	1,178,821
	2,165	Term Loan - Second Lien, 4.29%, Maturing March 31, 2014	2,148,783
Sabre, Inc.
	7,567	Term Loan, 2.27%, Maturing September 30, 2014	7,203,211
Safenet, Inc.
	972	Term Loan, 2.76%, Maturing April 12, 2014	934,075
Serena Software, Inc.
	1,548	Term Loan, 2.29%, Maturing March 10, 2013	1,509,243
Sitel (Client Logic)
	1,171	Term Loan, 5.79%, Maturing January 30, 2014	1,073,016
Solera Holdings, LLC
EUR	1,071	Term Loan, 2.69%, Maturing May 16, 2014	1,471,367
SunGard Data Systems, Inc.
	449	Term Loan, 2.01%, Maturing February 28, 2014	437,750
	13,679	Term Loan, 4.03%, Maturing February 26, 2016	13,540,127
Travelport, LLC
	446	Term Loan, 4.79%, Maturing August 21, 2015	441,174
	2,223	Term Loan, 4.96%, Maturing August 21, 2015	2,198,718
EUR	1,052	Term Loan, 5.33%, Maturing August 21, 2015	1,442,139
U.S. Security Holdings, Inc.
	808	Term Loan, 4.03%, Maturing May 8, 2013	792,117
Valassis Communications, Inc.
	398	Term Loan, 2.54%, Maturing March 2, 2014	395,454
	1,724	Term Loan, 2.54%, Maturing March 2, 2014	1,714,243
West Corp.
	555	Term Loan, 2.63%, Maturing October 24, 2013	545,341
	1,363	Term Loan, 4.51%, Maturing July 15, 2016	1,360,364
	3,870	Term Loan, 4.51%, Maturing July 15, 2016	3,856,806

			$70,634,081

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television — 3.3%

Atlantic Broadband Finance, LLC
	90	Term Loan, 2.54%, Maturing September 1, 2011	$89,256
	2,412	Term Loan, 6.75%, Maturing May 31, 2013	2,426,283
Bragg Communications, Inc.
	1,567	Term Loan, 2.80%, Maturing August 31, 2014	1,537,129
Bresnan Broadband Holdings, LLC
	1,699	Term Loan, 2.26%, Maturing June 30, 2013	1,691,956
Cequel Communications, LLC
	2,845	Term Loan, 2.26%, Maturing November 5, 2013	2,811,420
Charter Communications Operating, LLC
	13,018	Term Loan, 2.26%, Maturing March 6, 2014	12,794,496
CSC Holdings, Inc.
	2,657	Term Loan, 2.01%, Maturing March 29, 2016	2,610,180
CW Media Holdings, Inc.
	1,648	Term Loan, 3.26%, Maturing February 16, 2015	1,644,429
Foxco Acquisition Sub., LLC
	972	Term Loan, 7.50%, Maturing July 14, 2015	964,236
Insight Midwest Holdings, LLC
	4,359	Term Loan, 2.02%, Maturing April 7, 2014	4,218,503
MCC Iowa, LLC
	2,360	Term Loan, 2.00%, Maturing January 31, 2015	2,259,298
Mediacom Broadband, LLC
	1,845	Term Loan, 4.50%, Maturing October 23, 2017	1,829,998
Mediacom Illinois, LLC
	4,657	Term Loan, 2.00%, Maturing January 31, 2015	4,421,521
Mediacom, LLC
	1,022	Term Loan, 4.50%, Maturing October 23, 2017	1,007,101
ProSiebenSat.1 Media AG
EUR	1,158	Term Loan, 3.52%, Maturing March 6, 2015	1,296,826
EUR	1,187	Term Loan, 2.77%, Maturing June 26, 2015	1,522,247
EUR	48	Term Loan, 2.77%, Maturing July 3, 2015	61,778
EUR	1,158	Term Loan, 3.77%, Maturing March 4, 2016	1,296,826
EUR	504	Term Loan, 8.14%, Maturing March 6, 2017(3)	503,109
EUR	452	Term Loan - Second Lien, 4.89%, Maturing September 2, 2016	472,857
UPC Broadband Holding B.V.
	985	Term Loan, 4.25%, Maturing December 30, 2016	963,867
EUR	4,531	Term Loan, 4.37%, Maturing December 31, 2016	5,978,670
	1,815	Term Loan, 4.25%, Maturing December 29, 2017	1,769,260
EUR	3,269	Term Loan, 4.62%, Maturing December 31, 2017	4,321,240
Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.53%, Maturing June 30, 2015	1,597,143
GBP	1,000	Term Loan, 4.78%, Maturing December 31, 2015	1,597,510
YPSO Holding SA
EUR	946	Term Loan, 4.59%, Maturing June 16, 2014(3)	1,065,403
EUR	580	Term Loan, 4.60%, Maturing June 16, 2014(3)	652,990
EUR	1,503	Term Loan, 4.60%, Maturing June 16, 2014(3)	1,692,044

			$65,097,576

Chemicals and Plastics — 2.3%

Arizona Chemical, Inc.
	1,250	Term Loan, 2.30%, Maturing February 28, 2013	$1,248,207
	1,000	Term Loan - Second Lien, 5.80%, Maturing February 28, 2014	998,750
Brenntag Holding GmbH and Co. KG
	1,965	Term Loan, 4.02%, Maturing January 20, 2014	1,979,605
	290	Term Loan, 4.03%, Maturing January 20, 2014	291,797
	1,300	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	1,309,750
Celanese Holdings, LLC
	4,138	Term Loan, 3.29%, Maturing October 31, 2016	4,163,133
EUR	1,362	Term Loan, 3.85%, Maturing October 31, 2016	1,896,066
Cognis GmbH
EUR	266	Term Loan, 2.88%, Maturing September 16, 2013	366,787
EUR	1,084	Term Loan, 2.88%, Maturing September 16, 2013	1,497,715
Columbian Chemicals Acquisition
	846	Term Loan, 6.31%, Maturing March 16, 2013	837,448
Hexion Specialty Chemicals, Inc.
	391	Term Loan, 4.06%, Maturing May 5, 2015	382,457
	879	Term Loan, 4.06%, Maturing May 5, 2015	859,201
	2,342	Term Loan, 4.19%, Maturing May 5, 2015	2,289,045
Huish Detergents, Inc.
	1,234	Term Loan, 2.01%, Maturing April 26, 2014	1,185,762
Huntsman International, LLC
	2,960	Term Loan, 1.78%, Maturing April 21, 2014	2,894,269
INEOS Group
	231	Term Loan, 7.50%, Maturing December 16, 2013	236,126
EUR	1,431	Term Loan, 7.50%, Maturing December 16, 2013	2,023,378
	231	Term Loan, 8.00%, Maturing December 16, 2014	236,126
EUR	1,431	Term Loan, 8.00%, Maturing December 16, 2014	2,023,524
EUR	500	Term Loan, 9.00%, Maturing December 16, 2015	699,206
ISP Chemco, Inc.
	1,920	Term Loan, 1.81%, Maturing June 4, 2014	1,879,007
Kraton Polymers, LLC
	2,095	Term Loan, 2.31%, Maturing May 13, 2013	2,052,547
Lyondell Chemical Co.
	848	Term Loan, 5.50%, Maturing April 8, 2016	856,089

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

MacDermid, Inc.
EUR	831	Term Loan, 3.05%, Maturing April 11, 2014	$1,079,044
Millenium Inorganic Chemicals
	464	Term Loan, 2.54%, Maturing May 15, 2014	445,535
Momentive Performance Material
	1,867	Term Loan, 2.56%, Maturing December 4, 2013	1,823,327
Nalco Co.
	1,575	Term Loan, 4.50%, Maturing October 5, 2017	1,595,180
Rockwood Specialties Group, Inc.
	2,989	Term Loan, 6.00%, Maturing May 15, 2014	2,996,850
Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.24%, Maturing November 16, 2015	273,559
EUR	824	Term Loan, 5.24%, Maturing November 16, 2015	779,968
EUR	887	Term Loan, 5.24%, Maturing November 16, 2015	839,321
Solutia, Inc.
	2,912	Term Loan, 4.75%, Maturing March 17, 2017	2,937,039
Styron S.A.R.L.
	988	Term Loan, 7.50%, Maturing June 17, 2016	1,005,707

			$45,981,525

Clothing / Textiles — 0.1%

Phillips Van Heusen Corp.
	1,301	Term Loan, 4.75%, Maturing May 6, 2016	$1,314,488

			$1,314,488

Conglomerates — 0.8%

Gentek
	675	Term Loan, 6.75%, Maturing October 6, 2015	$682,594
Jarden Corp.
	1,365	Term Loan, 3.54%, Maturing January 26, 2015	1,367,855
Manitowoc Company, Inc. (The)
	623	Term Loan, 5.31%, Maturing November 6, 2013	617,639
	1,009	Term Loan, 8.00%, Maturing November 6, 2014	1,013,333
Polymer Group, Inc.
	3,226	Term Loan, 7.00%, Maturing November 24, 2014	3,229,654
RBS Global, Inc.
	409	Term Loan, 2.56%, Maturing July 19, 2013	395,427
	2,682	Term Loan, 2.81%, Maturing July 19, 2013	2,611,565
RGIS Holdings, LLC
	2,016	Term Loan, 2.78%, Maturing April 30, 2014	1,864,379
	101	Term Loan, 2.79%, Maturing April 30, 2014	93,219
Service Master Co.
	90	Term Loan, 2.76%, Maturing July 24, 2014	85,912
	907	Term Loan, 2.76%, Maturing July 24, 2014	862,700
US Investigations Services, Inc.
	3,568	Term Loan, 3.29%, Maturing February 21, 2015	3,340,281
Vertrue, Inc.
	984	Term Loan, 3.29%, Maturing August 16, 2014	885,783

			$17,050,341

Containers and Glass Products — 1.4%

Berry Plastics Corp.
	4,528	Term Loan, 2.38%, Maturing April 3, 2015	$4,276,014
Consolidated Container Co.
	2,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,772,500
Crown Americas, Inc.
	288	Term Loan, 2.01%, Maturing November 15, 2012	287,133
Graham Packaging Holdings Co.
	4,013	Term Loan, 6.75%, Maturing April 5, 2014	4,053,660
	1,000	Term Loan, 6.00%, Maturing September 23, 2016	1,011,563
Graphic Packaging International, Inc.
	6,396	Term Loan, 2.29%, Maturing May 16, 2014	6,286,869
JSG Acquisitions
EUR	797	Term Loan, 4.25%, Maturing December 31, 2014	1,103,053
EUR	788	Term Loan, 4.43%, Maturing December 31, 2014	1,091,692
Kranson Industries, Inc.
	995	Term Loan, 2.51%, Maturing July 31, 2013	936,758
Reynolds Group Holdings, Inc.
	1,000	Term Loan, 2.25%, Maturing August 6, 2015(2)	1,003,250
	1,325	Term Loan, 2.38%, Maturing May 5, 2016(2)	1,336,770
	2,118	Term Loan, 6.25%, Maturing May 5, 2016	2,133,847
Smurfit Kappa Acquisitions
EUR	115	Term Loan, 4.39%, Maturing December 31, 2014	158,771
EUR	138	Term Loan, 4.47%, Maturing December 31, 2014	190,630
Tegrant Holding Corp.
	1,930	Term Loan, 3.52%, Maturing March 8, 2013	1,785,250
	500	Term Loan - Second Lien, 5.79%, Maturing March 8, 2015	380,000

			$27,807,760

Cosmetics / Toiletries — 0.5%

Alliance Boots Holdings, Ltd.
GBP	2,950	Term Loan, 3.56%, Maturing July 5, 2015	$4,277,286
EUR	1,000	Term Loan, 3.80%, Maturing July 5, 2015	1,297,419
American Safety Razor Co.
	2,000	Term Loan - Second Lien, 0.00%, Maturing January 30, 2014(7)	395,000

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cosmetics / Toiletries (continued)

Bausch & Lomb, Inc.
	535	Term Loan, 3.51%, Maturing April 24, 2015	$523,163
	2,208	Term Loan, 3.53%, Maturing April 24, 2015	2,157,353
KIK Custom Products, Inc.
	1,900	Term Loan - Second Lien, 5.29%, Maturing November 30, 2014	1,292,000
Prestige Brands, Inc.
	1,036	Term Loan, 5.50%, Maturing March 24, 2016	1,043,998

			$10,986,219

Drugs — 0.3%

Graceway Pharmaceuticals, LLC
	1,010	Term Loan, 5.05%, Maturing May 3, 2012	$617,848
	1,379	Term Loan, 10.01%, Maturing November 3, 2013(3)	34,472
	2,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(7)	257,500
Pharmaceutical Holdings Corp.
	162	Term Loan, 4.54%, Maturing January 30, 2012	160,028
Valeant Pharmaceuticals
	875	Term Loan, 4.55%, Maturing September 27, 2016(2)	884,789
Warner Chilcott Corp.
	1,337	Term Loan, 6.00%, Maturing October 30, 2014	1,337,651
	66	Term Loan, 6.25%, Maturing April 30, 2015	65,932
	857	Term Loan, 6.25%, Maturing April 30, 2015	862,237
	1,407	Term Loan, 6.25%, Maturing April 30, 2015	1,414,641

			$5,635,098

Ecological Services and Equipment — 0.2%

Big Dumpster Merger Sub, Inc.
	806	Term Loan, 2.51%, Maturing February 5, 2013	$597,750
Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 4.99%, Maturing September 30, 2014	620,911
Environmental Systems Products Holdings, Inc.
	357	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	312,363
Kemble Water Structure, Ltd.
GBP	500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	769,128
Sensus Metering Systems, Inc.
	693	Term Loan, 7.00%, Maturing June 3, 2013	697,390
Synagro Technologies, Inc.
	500	Term Loan - Second Lien, 5.01%, Maturing October 2, 2014	404,375
Wastequip, Inc.
	930	Term Loan, 2.51%, Maturing February 5, 2013	690,309

			$4,092,226

Electronics / Electrical — 1.4%

Aspect Software, Inc.
	1,940	Term Loan, 6.25%, Maturing April 19, 2016	$1,938,634
Christie/Aix, Inc.
	895	Term Loan, 5.25%, Maturing April 29, 2016	890,109
Freescale Semiconductor, Inc.
	4,378	Term Loan, 4.51%, Maturing December 1, 2016	4,129,522
Infor Enterprise Solutions Holdings
	500	Term Loan, 5.76%, Maturing March 2, 2014	322,500
	261	Term Loan, 5.01%, Maturing July 28, 2015	235,971
	2,076	Term Loan, 6.01%, Maturing July 28, 2015	1,922,976
	3,979	Term Loan, 6.01%, Maturing July 28, 2015	3,703,112
	550	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	367,125
	950	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	646,000
Network Solutions, LLC
	2,177	Term Loan, 2.52%, Maturing March 7, 2014	2,062,771
Open Solutions, Inc.
	2,365	Term Loan, 2.42%, Maturing January 23, 2014	2,012,342
Sensata Technologies Finance Co.
	5,739	Term Loan, 2.04%, Maturing April 26, 2013	5,603,683
SS&C Technologies, Inc.
	1,497	Term Loan, 2.28%, Maturing November 23, 2012	1,478,753
VeriFone, Inc.
	911	Term Loan, 3.01%, Maturing October 31, 2013	906,200
Vertafore, Inc.
	1,072	Term Loan, 6.75%, Maturing July 29, 2016	1,077,942

			$27,297,640

Equipment Leasing — 0.2%

Hertz Corp.
	3,716	Term Loan, 2.01%, Maturing December 21, 2012	$3,688,521
	689	Term Loan, 2.09%, Maturing December 21, 2012	683,866

			$4,372,387

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Farming / Agriculture — 0.1%

CF Industries, Inc.
	1,342	Term Loan, 4.50%, Maturing April 6, 2015	$1,354,780

			$1,354,780

Financial Intermediaries — 1.0%

Citco III, Ltd.
	2,382	Term Loan, 4.75%, Maturing May 30, 2014	$2,293,039
E.A. Viner International Co.
	276	Term Loan, 4.79%, Maturing July 31, 2013	267,759
EURONET Worldwide, Inc.
	1,800	Term Loan, 2.28%, Maturing April 4, 2014	1,732,871
Grosvenor Capital Management
	633	Term Loan, 4.31%, Maturing December 5, 2016	625,049
Jupiter Asset Management Group
GBP	430	Term Loan, 4.71%, Maturing March 17, 2015	658,787
Lender Processing Services, Inc.
	982	Term Loan, 2.76%, Maturing July 2, 2014	969,714
LPL Holdings, Inc.
	1,195	Term Loan, 2.04%, Maturing June 28, 2013	1,189,242
	3,761	Term Loan, 4.25%, Maturing June 25, 2015	3,748,879
MSCI, Inc.
	4,065	Term Loan, 4.75%, Maturing June 1, 2016	4,094,664
Nuveen Investments, Inc.
	3,995	Term Loan, 3.29%, Maturing November 13, 2014	3,752,657
RJO Holdings Corp. (RJ O’Brien)
	2,108	Term Loan, 5.26%, Maturing July 12, 2014(3)	1,401,607

			$20,734,268

Food Products — 1.1%

Acosta, Inc.
	2,896	Term Loan, 2.51%, Maturing July 28, 2013	$2,842,129
American Seafoods Group, LLC
	898	Term Loan, 5.50%, Maturing May 7, 2015	898,586
Dean Foods Co.
	5,742	Term Loan, 1.79%, Maturing April 2, 2014	5,588,979
Dole Foods Company, Inc.
	709	Term Loan, 5.04%, Maturing March 2, 2017	714,579
	286	Term Loan, 5.06%, Maturing March 2, 2017	287,702
Mafco Worldwide Corp.
	521	Term Loan, 2.26%, Maturing December 8, 2011	510,798
Pierre Foods, Inc.
	1,375	Term Loan, 7.00%, Maturing September 30, 2016	1,362,969
Pinnacle Foods Finance, LLC
	7,111	Term Loan, 2.76%, Maturing April 2, 2014	6,937,540
Provimi Group SA
	188	Term Loan, 2.51%, Maturing June 28, 2015	178,454
	231	Term Loan, 2.51%, Maturing June 28, 2015	219,609
EUR	243	Term Loan, 3.10%, Maturing June 28, 2015	321,250
EUR	392	Term Loan, 3.10%, Maturing June 28, 2015	518,339
EUR	419	Term Loan, 3.10%, Maturing June 28, 2015	553,635
EUR	540	Term Loan, 3.10%, Maturing June 28, 2015	713,935
	148	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	128,720
EUR	24	Term Loan - Second Lien, 5.10%, Maturing December 28, 2016	29,225
EUR	331	Term Loan - Second Lien, 5.10%, Maturing December 28, 2016	400,264

			$22,206,713

Food Service — 1.2%

AFC Enterprises, Inc.
	386	Term Loan, 7.00%, Maturing May 11, 2013	$387,651
Aramark Corp.
	1,696	Term Loan, 2.16%, Maturing January 27, 2014	1,653,228
	137	Term Loan, 2.28%, Maturing January 27, 2014	133,560
GBP	963	Term Loan, 2.86%, Maturing January 27, 2014	1,476,717
	246	Term Loan, 3.51%, Maturing July 26, 2016	244,721
	3,742	Term Loan, 3.54%, Maturing July 26, 2016	3,721,151
Buffets, Inc.
	1,564	Term Loan, 12.00%, Maturing April 21, 2015(3)	1,468,115
	153	Term Loan, 7.39%, Maturing April 22, 2015(3)	118,694
Burger King Corp.
	3,175	Term Loan, 6.25%, Maturing October 19, 2016	3,207,941
CBRL Group, Inc.
	1,189	Term Loan, 1.96%, Maturing April 29, 2013	1,178,354
	759	Term Loan, 2.96%, Maturing April 27, 2016	753,562
Denny’ s, Inc.
	825	Term Loan, 6.50%, Maturing September 20, 2016	827,578
DineEquity, Inc.
	2,200	Term Loan, 6.00%, Maturing October 19, 2017	2,225,667
JRD Holdings, Inc.
	1,823	Term Loan, 2.51%, Maturing July 2, 2014	1,777,129
NPC International, Inc.
	405	Term Loan, 2.03%, Maturing May 3, 2013	390,814
OSI Restaurant Partners, LLC
	156	Term Loan, 3.90%, Maturing June 14, 2013	146,657
	1,656	Term Loan, 2.63%, Maturing June 14, 2014	1,559,949
QCE Finance, LLC
	900	Term Loan, 5.06%, Maturing May 5, 2013	779,384

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

Sagittarius Restaurants, LLC
	718	Term Loan, 7.50%, Maturing May 18, 2015	$718,652
Selecta
EUR	741	Term Loan - Second Lien, 5.04%, Maturing December 28, 2015	750,537
Wendy’s/Arby’s Restaurants, LLC
	1,072	Term Loan, 5.00%, Maturing May 24, 2017	1,079,573

			$24,599,634

Food / Drug Retailers — 0.9%

General Nutrition Centers, Inc.
	3,158	Term Loan, 2.53%, Maturing September 16, 2013	$3,086,821
NBTY, Inc.
	2,325	Term Loan, 6.25%, Maturing October 2, 2017	2,358,413
Pantry, Inc. (The)
	319	Term Loan, 2.01%, Maturing May 15, 2014	305,852
	1,107	Term Loan, 2.01%, Maturing May 15, 2014	1,062,248
Rite Aid Corp.
	5,375	Term Loan, 2.01%, Maturing June 4, 2014	4,851,712
	2,210	Term Loan, 6.00%, Maturing June 4, 2014	2,194,732
Roundy’s Supermarkets, Inc.
	3,693	Term Loan, 7.00%, Maturing November 3, 2013	3,708,952

			$17,568,730

Forest Products — 0.3%

Georgia-Pacific Corp.
	5,009	Term Loan, 2.29%, Maturing December 21, 2012	$5,009,854
	1,298	Term Loan, 3.54%, Maturing December 23, 2014	1,302,173

			$6,312,027

Health Care — 4.3%

American Medical Systems
	51	Term Loan, 2.56%, Maturing July 20, 2012	$50,148
AMR Holdco, Inc.
	1,975	Term Loan, 3.26%, Maturing April 8, 2015	1,977,469
Aveta Holdings, LLC
	758	Term Loan, 8.00%, Maturing April 14, 2015	741,388
	758	Term Loan, 8.00%, Maturing April 14, 2015	741,388
Biomet, Inc.
	3,880	Term Loan, 3.28%, Maturing March 25, 2015	3,831,015
EUR	1,722	Term Loan, 3.81%, Maturing March 25, 2015	2,334,926
Bright Horizons Family Solutions, Inc.
	244	Term Loan, 7.50%, Maturing May 28, 2015	245,597
Cardinal Health 409, Inc.
	1,109	Term Loan, 2.51%, Maturing April 10, 2014	1,041,955
Carestream Health, Inc.
	3,695	Term Loan, 2.26%, Maturing April 30, 2013	3,619,841
Carl Zeiss Vision Holding GmbH
	1,170	Term Loan, 1.83%, Maturing October 24, 2014	1,020,825
	130	Term Loan, 4.00%, Maturing September 30, 2019	94,737
Catalent Pharma Solutions
EUR	1,935	Term Loan, 3.10%, Maturing April 10, 2014	2,464,217
CDRL MS, Inc.
	1,000	Term Loan, 6.75%, Maturing September 29, 2016	1,008,125
Community Health Systems, Inc.
	542	Term Loan, 2.55%, Maturing July 25, 2014	532,597
	10,542	Term Loan, 2.55%, Maturing July 25, 2014	10,357,678
Concentra, Inc.
	1,955	Term Loan - Second Lien, 5.79%, Maturing June 25, 2015	1,871,814
ConMed Corp.
	583	Term Loan, 1.76%, Maturing April 12, 2013	548,451
CRC Health Corp.
	567	Term Loan, 2.54%, Maturing February 6, 2013	541,619
	617	Term Loan, 2.54%, Maturing February 6, 2013	589,703
Dako EQT Project Delphi
	750	Term Loan - Second Lien, 4.04%, Maturing December 12, 2016	541,875
DJO Finance, LLC
	842	Term Loan, 3.26%, Maturing May 20, 2014	821,348
Fenwal, Inc.
	144	Term Loan, 2.55%, Maturing February 28, 2014	126,106
	842	Term Loan, 2.55%, Maturing February 28, 2014	735,673
Fresenius Medical Care Holdings
	3,454	Term Loan, 1.66%, Maturing March 31, 2013	3,415,361
Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	364,506
	633	Term Loan, 4.50%, Maturing September 10, 2014	638,112
Grifols SA
	2,400	Term Loan, Maturing October 15, 2016(4)	2,428,500
Hanger Orthopedic Group, Inc.
	1,513	Term Loan, 2.26%, Maturing May 28, 2013	1,507,784
HCA, Inc.
	1,652	Term Loan, 2.54%, Maturing November 18, 2013	1,618,291
	4,961	Term Loan, 3.54%, Maturing March 31, 2017	4,875,626
Health Management Association, Inc.
	5,587	Term Loan, 2.04%, Maturing February 28, 2014	5,466,270

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Iasis Healthcare, LLC
	113	Term Loan, 2.25%, Maturing March 14, 2014	$109,867
	414	Term Loan, 2.26%, Maturing March 14, 2014	402,733
	1,195	Term Loan, 2.26%, Maturing March 14, 2014	1,163,593
IM U.S. Holdings, LLC
	900	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	873,844
inVentiv Health, Inc.
	998	Term Loan, 6.50%, Maturing August 4, 2016	1,004,513
Lifepoint Hospitals, Inc.
	2,901	Term Loan, 3.07%, Maturing April 15, 2015	2,903,060
MPT Operating Partnership, L.P.
	1,322	Term Loan, 5.00%, Maturing May 17, 2016	1,321,687
MultiPlan, Inc.
	2,848	Term Loan, 6.50%, Maturing August 26, 2017	2,864,040
Mylan, Inc.
	397	Term Loan, 3.56%, Maturing October 2, 2014	398,385
National Mentor Holdings, Inc.
	81	Term Loan, 2.15%, Maturing June 29, 2013	75,414
	1,311	Term Loan, 2.29%, Maturing June 29, 2013	1,217,245
National Renal Institutes, Inc.
	1,709	Term Loan, 9.00%, Maturing March 31, 2013	1,715,792
Nyco Holdings
EUR	868	Term Loan, 4.60%, Maturing December 29, 2014	1,137,269
EUR	868	Term Loan, 5.35%, Maturing December 29, 2015	1,136,990
Physiotherapy Associates, Inc.
	918	Term Loan, 7.50%, Maturing June 27, 2013	835,063
	500	Term Loan - Second Lien, 12.00%, Maturing June 27, 2014	414,650
RadNet Management, Inc.
	1,368	Term Loan, 5.75%, Maturing April 1, 2016	1,351,879
ReAble Therapeutics Finance, LLC
	1,102	Term Loan, 2.26%, Maturing November 16, 2013	1,081,191
Select Medical Holdings Corp.
	1,206	Term Loan, 4.09%, Maturing August 22, 2014	1,203,521
	1,505	Term Loan, 4.09%, Maturing August 22, 2014	1,501,874
Skillsoft Corp.
	998	Term Loan, 6.50%, Maturing May 26, 2017	1,007,891
Sunrise Medical Holdings, Inc.
EUR	902	Term Loan, 8.00%, Maturing May 13, 2014	1,160,815
Vanguard Health Holding Co., LLC
	1,247	Term Loan, 5.00%, Maturing January 29, 2016	1,249,863
VWR Funding, Inc.
	2,279	Term Loan, 2.76%, Maturing June 30, 2014	2,196,474

			$84,480,598

Home Furnishings — 0.4%

Hunter Fan Co.
	524	Term Loan, 2.76%, Maturing April 16, 2014	$460,523
	500	Term Loan - Second Lien, 7.01%, Maturing October 16, 2014	313,750
Interline Brands, Inc.
	1,225	Term Loan, 2.01%, Maturing June 23, 2013	1,176,410
	334	Term Loan, 2.01%, Maturing June 23, 2013	320,243
National Bedding Co., LLC
	3,280	Term Loan, 2.38%, Maturing February 28, 2013	3,169,651
	2,550	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	2,428,875
Oreck Corp.
	527	Term Loan - Second Lien, 3.79%, Maturing March 19, 2016(6)	421,768
Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	429,335

			$8,720,555

Industrial Equipment — 1.2%

Alliance Laundry Systems, LLC
	1,000	Term Loan, 6.25%, Maturing September 23, 2016	$1,010,313
Brand Energy and Infrastructure Services, Inc.
	917	Term Loan, 2.56%, Maturing February 7, 2014	867,750
	991	Term Loan, 3.56%, Maturing February 7, 2014	943,827
Bucyrus International, Inc.
	154	Term Loan, 4.50%, Maturing February 19, 2016	156,089
Butterfly Wendel US, Inc.
	596	Term Loan, 3.91%, Maturing June 23, 2014	538,853
	596	Term Loan, 4.16%, Maturing June 22, 2015	538,678
EPD Holdings, (Goodyear Engineering Products)
	298	Term Loan, 2.76%, Maturing July 31, 2014	258,893
	2,077	Term Loan, 2.76%, Maturing July 31, 2014	1,807,593
	2,100	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,657,687
Generac Acquisition Corp.
	2,129	Term Loan, 2.79%, Maturing November 11, 2013	2,014,274
Gleason Corp.
	1,024	Term Loan, 2.07%, Maturing June 30, 2013	1,008,303
Itron, Inc.
EUR	251	Term Loan, 4.38%, Maturing April 18, 2014	349,997
Jason, Inc.
	100	Term Loan, 8.25%, Maturing September 21, 2014	98,092
	255	Term Loan, 8.25%, Maturing September 21, 2014	250,485
John Maneely Co.
	4,206	Term Loan, 3.54%, Maturing December 9, 2013	4,118,811

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

KION Group GmbH
	254	Term Loan, 4.01%, Maturing December 23, 2014(3)	$204,575
	254	Term Loan, 4.26%, Maturing December 23, 2015(3)	204,576
Pinafore, LLC
	2,400	Term Loan, 6.75%, Maturing September 29, 2016	2,431,313
Polypore, Inc.
	4,113	Term Loan, 2.26%, Maturing July 3, 2014	4,027,748
Sequa Corp.
	1,191	Term Loan, 3.54%, Maturing December 3, 2014	1,129,871

			$23,617,728

Insurance — 0.8%

Alliant Holdings I, Inc.
	2,759	Term Loan, 3.29%, Maturing August 21, 2014	$2,682,896
AmWINS Group, Inc.
	500	Term Loan - Second Lien, 5.80%, Maturing June 8, 2014	427,500
Applied Systems, Inc.
	867	Term Loan, 2.76%, Maturing September 26, 2013	820,429
CCC Information Services Group, Inc.
	1,094	Term Loan, 2.51%, Maturing February 10, 2013	1,068,081
Conseco, Inc.
	3,540	Term Loan, 7.50%, Maturing October 10, 2013	3,496,720
Crawford & Company
	1,526	Term Loan, 5.25%, Maturing October 30, 2013	1,500,278
Crump Group, Inc.
	898	Term Loan, 3.26%, Maturing August 1, 2014	845,269
HUB International Holdings, Inc.
	213	Term Loan, 2.79%, Maturing June 13, 2014	204,547
	949	Term Loan, 2.79%, Maturing June 13, 2014	909,984
U.S.I. Holdings Corp.
	2,643	Term Loan, 2.76%, Maturing May 5, 2014	2,480,106
	990	Term Loan, 7.00%, Maturing May 5, 2014	971,685

			$15,407,495

Leisure Goods / Activities / Movies — 1.6%

24 Hour Fitness Worldwide, Inc.
	998	Term Loan, 6.75%, Maturing April 22, 2016	$954,795
AMC Entertainment, Inc.
	1,681	Term Loan, 1.76%, Maturing January 28, 2013	1,658,599
AMF Bowling Worldwide, Inc.
	2,300	Term Loan - Second Lien, 6.51%, Maturing December 8, 2013	1,886,000
Bombardier Recreational Products
	2,867	Term Loan, 3.39%, Maturing June 28, 2013	2,576,796
Cedar Fair, L.P.
	2,494	Term Loan, 5.50%, Maturing December 15, 2016	2,529,812
CFV I, LLC/Hicks Sports Group
	113	Term Loan, 11.77%, Maturing December 1, 2010(2)(3)	117,189
Cinemark, Inc.
	3,689	Term Loan, 3.55%, Maturing April 29, 2016	3,702,839
Deluxe Entertainment Services
	41	Term Loan, 6.25%, Maturing May 11, 2013	39,336
	682	Term Loan, 6.25%, Maturing May 11, 2013	649,048
	500	Term Loan - Second Lien, 11.00%, Maturing November 11, 2013	464,532
Metro-Goldwyn-Mayer Holdings, Inc.
	4,000	Term Loan, 0.00%, Maturing April 9, 2012(7)	1,873,499
National CineMedia, LLC
	3,075	Term Loan, 2.05%, Maturing February 13, 2015	2,988,516
Regal Cinemas Corp.
	4,648	Term Loan, 3.79%, Maturing November 21, 2016	4,666,972
Revolution Studios Distribution Co., LLC
	1,630	Term Loan, 4.01%, Maturing December 21, 2014	1,287,666
	2,050	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(6)	963,500
Six Flags Theme Parks, Inc.
	2,927	Term Loan, 6.00%, Maturing June 30, 2016	2,943,234
Universal City Development Partners, Ltd.
	1,289	Term Loan, 5.50%, Maturing November 6, 2014	1,301,828
Zuffa, LLC
	1,473	Term Loan, 2.31%, Maturing June 19, 2015	1,405,576

			$32,009,737

Lodging and Casinos — 1.4%

Gala Electric Casinos, Ltd.
GBP	959	Term Loan, 4.90%, Maturing December 12, 2014	$1,451,588
GBP	959	Term Loan, 5.40%, Maturing December 12, 2014	1,451,588
Gateway Casinos & Entertainment
	589	Term Loan, 10.50%, Maturing September 16, 2014	590,311
Harrah’s Operating Co.
	1,500	Term Loan, 3.29%, Maturing January 28, 2015	1,325,813
	2,130	Term Loan, 3.29%, Maturing January 28, 2015	1,885,617
	1,784	Term Loan, 3.29%, Maturing January 28, 2015	1,575,731
Herbst Gaming, Inc.
	1,942	Term Loan, 0.00%, Maturing January 2, 2014(7)	1,097,948
Isle of Capri Casinos, Inc.
	944	Term Loan, 5.00%, Maturing November 25, 2013	926,367
	1,215	Term Loan, 5.00%, Maturing November 25, 2013	1,191,742
	3,037	Term Loan, 5.00%, Maturing November 25, 2013	2,979,354

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

Las Vegas Sands, LLC
	728	Term Loan, 3.03%, Maturing November 23, 2016	$681,754
	2,670	Term Loan, 3.03%, Maturing November 23, 2016	2,501,857
LodgeNet Entertainment Corp.
	793	Term Loan, 2.29%, Maturing April 4, 2014	755,138
Penn National Gaming, Inc.
	6,711	Term Loan, 2.03%, Maturing October 3, 2012	6,675,767
Tropicana Entertainment, Inc.
	88	Term Loan, 15.00%, Maturing December 29, 2012	97,114
VML US Finance, LLC
	1,902	Term Loan, 4.78%, Maturing May 27, 2013	1,902,178

			$27,089,867

Nonferrous Metals / Minerals — 0.5%

Compass Minerals Group, Inc.
	369	Term Loan, 1.78%, Maturing December 22, 2012	$369,437
	1,724	Term Loan, 3.03%, Maturing January 15, 2016	1,728,380
Euramax International, Inc.
	369	Term Loan, 10.00%, Maturing June 29, 2013	348,536
	349	Term Loan, 14.00%, Maturing June 29, 2013(3)	330,240
Noranda Aluminum Acquisition
	916	Term Loan, 2.05%, Maturing May 18, 2014	893,483
Novelis, Inc.
	580	Term Loan, 2.26%, Maturing July 6, 2014	571,215
	1,277	Term Loan, 2.26%, Maturing July 7, 2014	1,256,759
Oxbow Carbon and Mineral Holdings
	1,590	Term Loan, 2.29%, Maturing May 8, 2014	1,541,198
Tube City IMS Corp.
	2,582	Term Loan, 2.51%, Maturing January 25, 2014	2,378,692
	324	Term Loan, 2.78%, Maturing January 25, 2014	298,784

			$9,716,724

Oil and Gas — 0.6%

CGGVeritas Services, Inc.
	513	Term Loan, 5.50%, Maturing January 12, 2016	$514,102
CITGO Petroleum Corp.
	1,500	Term Loan, Maturing June 24, 2015(4)	1,529,812
	499	Term Loan, 9.00%, Maturing June 15, 2017	513,401
Crestwood Holdings, LLC
	550	Term Loan, 10.75%, Maturing September 30, 2016	557,562
Dresser, Inc.
	1,818	Term Loan, 2.61%, Maturing May 4, 2014	1,812,643
	2,250	Term Loan - Second Lien, 6.11%, Maturing May 4, 2015	2,250,000
Dynegy Holdings, Inc.
	74	Term Loan, 4.01%, Maturing April 2, 2013	73,173
	926	Term Loan, 4.01%, Maturing April 2, 2013	916,013
Enterprise GP Holdings, L.P.
	1,519	Term Loan, 2.51%, Maturing November 10, 2014	1,516,152
Sheridan Production Partners I, LLC
	136	Term Loan, 7.50%, Maturing April 20, 2017	135,964
	222	Term Loan, 7.50%, Maturing April 20, 2017	222,598
	1,677	Term Loan, 7.50%, Maturing April 20, 2017	1,679,878

			$11,721,298

Publishing — 1.9%

American Media Operations, Inc.
	4,178	Term Loan, 10.00%, Maturing January 30, 2013(3)	$4,130,929
Aster Zweite Beteiligungs GmbH
	1,075	Term Loan, 2.71%, Maturing September 27, 2013	1,004,453
	1,194	Term Loan, 2.71%, Maturing September 27, 2013	1,116,046
	1,277	Term Loan, 2.71%, Maturing September 27, 2014	1,193,294
EUR	472	Term Loan, 3.39%, Maturing December 31, 2014	626,440
EUR	528	Term Loan, 3.39%, Maturing December 31, 2014	699,829
GateHouse Media Operating, Inc.
	2,949	Term Loan, 2.26%, Maturing August 28, 2014	1,089,512
	4,186	Term Loan, 2.26%, Maturing August 28, 2014	1,546,857
	973	Term Loan, 2.51%, Maturing August 28, 2014	359,505
Getty Images, Inc.
	2,381	Term Loan, 6.25%, Maturing July 2, 2015	2,387,911
Hanley-Wood, LLC
	972	Term Loan, 2.62%, Maturing March 8, 2014	443,946
Laureate Education, Inc.
	475	Term Loan, 3.54%, Maturing August 17, 2014	446,318
	3,174	Term Loan, 3.54%, Maturing August 17, 2014	2,981,373
MediaNews Group, Inc.
	188	Term Loan, 8.50%, Maturing March 19, 2014	178,879
Merrill Communications, LLC
	1,382	Term Loan, 8.50%, Maturing December 24, 2012	1,337,015
Nelson Education, Ltd.
	638	Term Loan, 2.79%, Maturing July 5, 2014	571,259
Nielsen Finance, LLC
	8,165	Term Loan, 2.26%, Maturing August 9, 2013	8,003,039
Penton Media, Inc.
	971	Term Loan, 5.00%, Maturing August 1, 2014(3)	728,260
SGS International, Inc.
	639	Term Loan, 3.76%, Maturing December 30, 2011	635,313

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Source Interlink Companies, Inc.
	1,131	Term Loan, 10.75%, Maturing June 18, 2013	$1,079,760
	693	Term Loan, 15.00%, Maturing March 18, 2014(3)	436,779
Source Media, Inc.
	2,153	Term Loan, 7.00%, Maturing November 8, 2011	2,061,358
Springer Science+Business Media S.A.
	2,000	Term Loan, 6.75%, Maturing June 17, 2016	2,007,500
Star Tribune Co. (The)
	38	Term Loan, 8.00%, Maturing September 28, 2014	34,407
	25	Term Loan, 8.00%, Maturing September 29, 2014	22,938
TL Acquisitions, Inc.
	1,681	Term Loan, 2.54%, Maturing July 3, 2014	1,538,613
Xsys, Inc.
EUR	1,500	Term Loan - Second Lien, 5.39%, Maturing November 1, 2014	1,953,739

			$38,615,272

Radio and Television — 1.1%

Block Communications, Inc.
	2,000	Term Loan, 2.29%, Maturing December 22, 2011	$1,900,237
CMP KC, LLC
	956	Term Loan, 0.00%, Maturing May 3, 2011(6)(7)	274,426
CMP Susquehanna Corp.
	954	Revolving Loan, 1.58%, Maturing May 5, 2012(2)	824,940
	703	Term Loan, 2.31%, Maturing May 5, 2013	630,307
Gray Television, Inc.
	787	Term Loan, 3.76%, Maturing December 31, 2014	764,551
HIT Entertainment, Inc.
	1,003	Term Loan, 5.68%, Maturing June 1, 2012	977,401
Live Nation Worldwide, Inc.
	2,836	Term Loan, 4.50%, Maturing November 7, 2016	2,828,661
Mission Broadcasting, Inc.
	661	Term Loan, 5.00%, Maturing September 30, 2016	661,342
NEP II, Inc.
	478	Term Loan, 2.30%, Maturing February 16, 2014	458,877
New Young Broadcasting Holding Co., Inc.
	539	Term Loan, 8.00%, Maturing June 30, 2015	541,019
Nexstar Broadcasting, Inc.
	1,034	Term Loan, 5.01%, Maturing September 30, 2016	1,034,407
Raycom TV Broadcasting, LLC
	1,891	Term Loan, 1.81%, Maturing June 25, 2014	1,758,165
Univision Communications, Inc.
	4,258	Term Loan, 2.51%, Maturing September 29, 2014	4,031,795
	4,258	Term Loan, 4.51%, Maturing March 31, 2017	4,023,760
Weather Channel
	1,287	Term Loan, 5.00%, Maturing September 14, 2015	1,294,362

			$22,004,250

Rail Industries — 0.2%

Kansas City Southern Railway Co.
	3,255	Term Loan, 2.05%, Maturing April 26, 2013	$3,184,286

			$3,184,286

Retailers (Except Food and Drug) — 1.0%

American Achievement Corp.
	381	Term Loan, 6.26%, Maturing March 25, 2011	$379,300
Amscan Holdings, Inc.
	660	Term Loan, 2.54%, Maturing May 25, 2013	637,296
Dollar General Corp.
	1,000	Term Loan, 3.01%, Maturing July 7, 2014	988,469
Educate, Inc.
	498	Term Loan - Second Lien, 8.51%, Maturing June 16, 2014	485,076
Harbor Freight Tools USA, Inc.
	1,018	Term Loan, 5.02%, Maturing February 24, 2016	1,018,913
Mapco Express, Inc.
	834	Term Loan, 6.50%, Maturing April 28, 2011	817,428
Michaels Stores, Inc.
	1,000	Term Loan, 2.63%, Maturing October 31, 2013	971,625
Neiman Marcus Group, Inc.
	1,858	Term Loan, 2.29%, Maturing April 5, 2013	1,815,681
Orbitz Worldwide, Inc.
	1,849	Term Loan, 3.28%, Maturing July 25, 2014	1,801,200
Oriental Trading Co., Inc.
	1,900	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(7)	64,125
Rent-A-Center, Inc.
	55	Term Loan, 2.02%, Maturing June 30, 2012	54,416
	971	Term Loan, 3.30%, Maturing March 31, 2015	973,417
Savers, Inc.
	1,368	Term Loan, 5.75%, Maturing March 11, 2016	1,373,256
Visant Corp.
	1,200	Term Loan, 7.00%, Maturing December 22, 2016	1,211,750
Vivarte
EUR	32	Term Loan, 2.74%, Maturing March 9, 2015	38,064
EUR	126	Term Loan, 2.74%, Maturing March 9, 2015	148,028
EUR	807	Term Loan, 2.74%, Maturing March 9, 2015	950,763
EUR	807	Term Loan, 3.24%, Maturing March 8, 2016	950,763
EUR	32	Term Loan, 3.24%, Maturing May 29, 2016	38,064

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

EUR	126	Term Loan, 3.24%, Maturing May 29, 2016	$148,028
Yankee Candle Company, Inc. (The)
	4,701	Term Loan, 2.26%, Maturing February 6, 2014	4,564,001

			$19,429,663

Steel — 0.1%

Niagara Corp.
	2,032	Term Loan, 10.50%, Maturing June 29, 2014(3)(6)	$1,918,913

			$1,918,913

Surface Transport — 0.2%

CEVA Group PLC U.S.
	407	Term Loan, 3.26%, Maturing November 4, 2013	$365,990
EUR	0	Term Loan, 3.85%, Maturing November 4, 2013(8)	161
EUR	0	Term Loan, 3.85%, Maturing November 4, 2013(8)	273
EUR	0	Term Loan, 3.85%, Maturing November 4, 2013(8)	335
Swift Transportation Co., Inc.
	500	Term Loan, 8.25%, Maturing May 6, 2012	475,938
	3,341	Term Loan, 8.25%, Maturing May 9, 2014	3,290,658

			$4,133,355

Telecommunications — 1.7%

Asurion Corp.
	2,426	Term Loan, 3.28%, Maturing July 3, 2014	$2,269,662
BCM Luxembourg, Ltd.
EUR	1,827	Term Loan, 2.72%, Maturing September 30, 2014	2,141,800
EUR	1,828	Term Loan, 2.97%, Maturing September 30, 2015	2,142,237
EUR	2,500	Term Loan - Second Lien, 5.10%, Maturing March 31, 2016	2,661,028
CommScope, Inc.
	1,361	Term Loan, 2.79%, Maturing December 26, 2014	1,361,487
Intelsat Corp.
	332	Term Loan, 2.79%, Maturing January 3, 2014	324,568
	332	Term Loan, 2.79%, Maturing January 3, 2014	324,568
	333	Term Loan, 2.79%, Maturing January 3, 2014	324,669
	2,684	Term Loan, 2.79%, Maturing January 3, 2014	2,620,694
	2,684	Term Loan, 2.79%, Maturing January 3, 2014	2,620,694
	2,685	Term Loan, 2.79%, Maturing January 3, 2014	2,621,503
Intelsat Subsidiary Holding Co.
	1,248	Term Loan, 2.79%, Maturing July 3, 2013	1,217,971
IPC Systems, Inc.
GBP	1,421	Term Loan, 2.99%, Maturing May 31, 2014	2,014,456
Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.57%, Maturing December 1, 2014	1,448,170
NTelos, Inc.
	1,987	Term Loan, 5.75%, Maturing August 7, 2015	1,999,909
Telesat Canada, Inc.
	316	Term Loan, 3.26%, Maturing October 31, 2014	310,519
	3,674	Term Loan, 3.26%, Maturing October 31, 2014	3,615,109
Windstream Corp.
	3,910	Term Loan, 3.04%, Maturing December 17, 2015	3,923,851

			$33,942,895

Utilities — 1.0%

AEI Finance Holding, LLC
	505	Revolving Loan, 3.29%, Maturing March 30, 2012	$490,265
	3,310	Term Loan, 3.29%, Maturing March 30, 2014	3,215,764
Calpine Corp.
	3,437	Term Loan, 3.17%, Maturing March 29, 2014	3,425,767
Mirant North America, LLC
	610	Term Loan, 2.01%, Maturing January 3, 2013	608,362
NRG Energy, Inc.
	948	Term Loan, 1.78%, Maturing February 1, 2013	929,169
	1	Term Loan, 3.64%, Maturing February 1, 2013	1,123
	2,993	Term Loan, 3.54%, Maturing August 31, 2015	2,975,961
	3,570	Term Loan, 3.54%, Maturing August 31, 2015	3,573,679
Pike Electric, Inc.
	355	Term Loan, 2.06%, Maturing July 2, 2012	336,250
	267	Term Loan, 2.06%, Maturing December 10, 2012	253,326
TXU Texas Competitive Electric Holdings Co., LLC
	3,056	Term Loan, 3.76%, Maturing October 10, 2014	2,405,687
	1,116	Term Loan, 3.92%, Maturing October 10, 2014	877,620

			$19,092,973

Total Senior Floating-Rate Interests
(identified cost $827,401,644)			$801,089,399

Corporate Bonds & Notes — 51.8%

Principal
Amount
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

Alliant Techsystems, Inc.
	$760	6.875%, 9/15/20	$803,700

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Aerospace and Defense (continued)

BE Aerospace, Inc.
$1,465	6.875%, 10/1/20	$1,563,888

		$2,367,588

Agriculture — 0.0%(9)

Brickman Group Holdings, Inc., Sr. Notes
$685	9.125%, 11/1/18(10)	$708,975

		$708,975

Air Transport — 0.6%

AMGH Merger Sub, Inc.
$1,030	9.25%, 11/1/18(10)	$1,071,200
Burlington Northern Santa Fe, LLC, Sr. Notes
750	6.15%, 5/1/37	835,029
CHC Helicopter SA, Sr. Notes
8,140	9.25%, 10/15/20(10)	8,547,000
Southwest Airlines Co., Sr. Notes
850	5.75%, 12/15/16	932,986
United Air Lines, Inc., Sr. Notes
290	9.875%, 8/1/13(10)	320,450

		$11,706,665

Automotive — 1.4%

Accuride Corp.
$1,580	9.50%, 8/1/18(10)	$1,730,100
Affinia Group, Inc., Sr. Notes
2,585	10.75%, 8/15/16(10)	2,885,506
Allison Transmission, Inc.
285	11.00%, 11/1/15(10)	310,650
3,599	11.25%, 11/1/15(3)(10)	3,918,085
American Axle & Manufacturing Holdings, Inc., Sr. Notes
1,305	9.25%, 1/15/17(10)	1,486,069
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
1,950	9.625%, 3/15/18	2,106,000
Commercial Vehicle Group, Inc., Sr. Notes
1,570	8.00%, 7/1/13	1,436,550
Goodyear Tire & Rubber Co. (The), Sr. Notes
3,240	10.50%, 5/15/16	3,726,000
Lear Corp.
600	7.875%, 3/15/18	655,500
745	8.125%, 3/15/20	832,538
Navistar International Corp.
4,270	8.25%, 11/1/21	4,702,337
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
3,135	10.625%, 9/1/17(10)	3,307,425

		$27,096,760

Banks and Thrifts — 1.7%

Barclays Bank PLC
$500	10.179%, 6/12/21(10)	$667,579
Capital One Capital IV, Variable Rate
2,000	6.745% to 2/17/32, 2/17/37, 2/5/82(11)(12)	2,025,000
Charter One Bank NA
800	6.375%, 5/15/12	848,156
Citigroup, Inc.
2,500	5.00%, 9/15/14	2,622,697
Discover Bank
1,500	7.00%, 4/15/20	1,658,437
Fifth Third Bancorp
450	8.25%, 3/1/38	529,505
General Motors Acceptance Corp.
4,500	8.30%, 2/12/15(10)	4,916,250
2,450	8.00%, 12/31/18	2,560,250
HSBC Bank USA
500	4.625%, 4/1/14	536,670
1,425	6.00%, 8/9/17	1,599,789
Intesa Sanpaolo SPA, Sr. Notes
500	3.625%, 8/12/15(10)	507,660
Itau Unibanco Holding SA
1,000	6.20%, 4/15/20(10)	1,061,147
KeyBank NA
500	5.45%, 3/3/16	545,497
Lloyds TSB Bank PLC
700	6.50%, 9/14/20(10)	731,698
Macquarie Group, Ltd., Sr. Notes
1,400	6.00%, 1/14/20(10)	1,461,471
Manufacturers & Traders Trust Co., Variable Rate
2,165	5.629% to 12/1/16, 12/21/21(11)	2,089,597
Merrill Lynch & Co., Inc., Sr. Sub Notes
2,750	6.05%, 5/16/16	2,913,056
Morgan Stanley
900	4.75%, 4/1/14	940,595
Royal Bank of Scotland Group PLC
545	5.625%, 8/24/20	574,699
Standard Chartered Bank, Sr. Notes
2,275	6.40%, 9/26/17(10)	2,566,541
Svenska Handelsbanken AB, Sr. Notes
1,000	4.875%, 6/10/14(10)	1,102,187

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Banks and Thrifts (continued)

Wachovia Corp.
$1,320	4.80%, 11/1/14	$1,431,727

		$33,890,208

Broadcast Radio and Television — 1.4%

Clear Channel Communications, Inc., Sr. Notes
$10,180	6.25%, 3/15/11	$10,205,450
3,875	4.40%, 5/15/11	3,826,562
535	5.00%, 3/15/12	516,944
Clear Channel Worldwide Holdings, Inc.
1,550	9.25%, 12/15/17	1,701,125
Historic TW, Inc.
500	6.625%, 5/15/29	562,468
Rainbow National Services, LLC, Sr. Sub. Notes
1,470	10.375%, 9/1/14(10)	1,537,988
Sirius XM Radio, Inc., Sr. Notes
1,665	9.75%, 9/1/15(10)	1,875,206
Time Warner Cable, Inc.
1,000	7.50%, 4/1/14	1,180,275
XM Satellite Radio Holdings, Inc.
5,080	13.00%, 8/1/13(10)	6,083,300

		$27,489,318

Brokers, Dealers and Investment Houses — 0.3%

FMR, LLC
$750	4.75%, 3/1/13(10)	$795,626
FMR, LLC, Sr. Notes
500	6.45%, 11/15/39(10)	492,538
Macquarie Group, Ltd., Sr. Notes
1,300	7.30%, 8/1/14(10)	1,470,641
SSI Investments II, Sr. Notes
3,185	11.125%, 6/1/18(10)	3,583,125

		$6,341,930

Building and Development — 0.9%

Associated Materials, LLC, Sr. Notes
$3,270	9.125%, 11/1/17(10)	$3,441,675
CB Richard Ellis Service, Inc., Sr. Sub. Notes
9,415	11.625%, 6/15/17	11,015,550
Interface, Inc., Sr. Notes
850	11.375%, 11/1/13	990,250
Masco Corp., Sr. Notes
850	7.125%, 3/15/20	893,741
Ply Gem Industries, Inc., Sr. Notes
810	11.75%, 6/15/13	873,788
Toll Brothers Finance Corp.
1,590	4.95%, 3/15/14	1,636,795

		$18,851,799

Business Equipment and Services — 2.9%

ACCO Brands Corp., Sr. Notes
$1,600	10.625%, 3/15/15	$1,814,000
Brocade Communications Systems, Inc., Sr. Notes
700	6.625%, 1/15/18	749,000
890	6.875%, 1/15/20	961,200
Education Management, LLC, Sr. Notes
7,805	8.75%, 6/1/14	7,883,050
Education Management, LLC, Sr. Sub. Notes
1,161	10.25%, 6/1/16	1,190,025
Live Nation Entertainment, Inc., Sr. Notes
640	8.125%, 5/15/18(10)	662,400
MDC Partners, Inc.
1,510	11.00%, 11/1/16	1,683,650
MediMedia USA, Inc., Sr. Sub. Notes
2,515	11.375%, 11/15/14(10)	2,175,475
Muzak, LLC/Muzak Finance, Sr. Notes
3,316	15.00%, 7/31/14(3)	2,358,187
Quintiles Transnational Corp., Sr. Notes
830	9.50%, 12/30/14(3)(10)	848,675
RSC Equipment Rental, Inc.
1,525	10.25%, 11/15/19	1,666,063
RSC Equipment Rental, Inc., Sr. Notes
4,215	10.00%, 7/15/17(10)	4,731,337
ServiceMaster Co. (The)
1,220	10.75%, 7/15/15(3)(10)	1,314,550
Sitel LLC/Sitel Finance Corp., Sr. Notes
915	11.50%, 4/1/18(10)	743,438
SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15	12,386,787
Ticketmaster Entertainment, Inc.
4,270	10.75%, 8/1/16	4,750,375
Trans Union LLC/TransUnion Financing Corp.
2,160	11.375%, 6/15/18(10)	2,500,200
United Rentals North America, Inc.
1,255	7.75%, 11/15/13	1,269,119
3,055	10.875%, 6/15/16	3,497,975

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Business Equipment and Services (continued)

West Corp.
$4,710	9.50%, 10/15/14	$4,957,275

		$58,142,781

Cable and Satellite Television — 0.6%

Cablevision Systems Corp., Sr. Notes
$740	8.625%, 9/15/17	$838,975
1,055	7.75%, 4/15/18	1,156,544
CCO Holdings, LLC/CCO Capital Corp.
450	7.875%, 4/30/18(10)	480,375
2,035	8.125%, 4/30/20(10)	2,207,975
Mediacom Broadband Corp., Sr. Notes
3,000	8.50%, 10/15/15	3,150,000
National Cable PLC, Sr. Notes
3,270	9.125%, 8/15/16	3,511,163
Time Warner Cable, Inc.
1,055	8.75%, 2/14/19	1,406,323

		$12,751,355

Chemicals and Plastics — 2.7%

BWAY Holding Co.
$620	10.00%, 6/15/18(10)	$678,900
Celanese US Holdings, LLC
880	6.625%, 10/15/18(10)	937,200
CF Industries, Inc., Sr. Notes
2,990	6.875%, 5/1/18	3,416,075
2,230	7.125%, 5/1/20	2,592,375
Chemtura Corp.
2,185	7.875%, 9/1/18(10)	2,365,263
CII Carbon, LLC
2,520	11.125%, 11/15/15(10)	2,690,100
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes
1,100	9.00%, 11/15/20(10)	1,146,750
INEOS Finance PLC, Sr. Notes
3,160	9.00%, 5/15/15(10)	3,365,400
INEOS Group Holdings PLC, Sr. Sub. Notes
4,190	8.50%, 2/15/16(10)	3,833,850
LBI Escrow Corp., Sr. Notes
4,470	8.00%, 11/1/17(10)	4,905,825
Lubrizol Corp.
300	6.50%, 10/1/34	318,699
Lyondell Chemical Co., Sr. Notes
10,000	11.00%, 5/1/18	11,250,000
Momentive Performance Materials, Inc.
1,560	9.00%, 1/15/21(10)	1,622,400
Nalco Co., Sr. Notes
1,975	8.25%, 5/15/17	2,209,531
Nova Chemicals Corp., Sr. Notes
1,960	8.375%, 11/1/16	2,151,100
PolyOne Corp., Sr. Notes
585	7.375%, 9/15/20	622,294
Reichhold Industries, Inc., Sr. Notes
5,380	9.00%, 8/15/14(10)	4,842,000
Scotts Miracle-Gro Co. (The)
565	7.25%, 1/15/18	605,256
Solutia, Inc.
1,725	8.75%, 11/1/17	1,940,625
Vertellus Specialties, Inc., Sr. Notes
1,250	9.375%, 10/1/15(10)	1,348,438
Wellman Holdings, Inc., Sr. Sub. Notes
262	5.00%, 1/29/19(3)(6)	0

		$52,842,081

Clothing / Textiles — 0.2%

Oxford Industries, Inc., Sr. Notes
$3,055	11.375%, 7/15/15	$3,490,337

		$3,490,337

Conglomerates — 0.6%

Amsted Industries, Inc., Sr. Notes
$3,220	8.125%, 3/15/18(10)	$3,413,200
General Electric Co., Sr. Notes
1,625	5.00%, 2/1/13	1,764,558
Manitowoc Co., Inc. (The)
800	9.50%, 2/15/18	865,000
3,265	8.50%, 11/1/20	3,424,169
RBS Global & Rexnord Corp.
1,775	11.75%, 8/1/16	1,917,000

		$11,383,927

Containers and Glass Products — 0.8%

Ardagh Packaging Finance PLC
$1,265	9.125%, 10/15/20(10)	$1,347,225
Ardagh Packaging Finance PLC, Sr. Notes
905	7.375%, 10/15/17(10)	963,825
Intertape Polymer US, Inc., Sr. Sub. Notes
3,240	8.50%, 8/1/14	2,737,800

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc., Sr. Notes
$2,930	8.50%, 5/15/18(10)	$3,010,575
3,300	7.125%, 4/15/19(10)	3,456,750
3,300	9.00%, 4/15/19(10)	3,444,375

		$14,960,550

Diversified Financial Services — 0.5%

CIT Group, Inc., Sr. Notes
$1,570	7.00%, 5/1/14	$1,585,700
3,710	7.00%, 5/1/17	3,710,000
General Electric Capital Corp., Sr. Notes
1,500	5.875%, 1/14/38	1,532,777
Goldman Sachs Group, Inc. (The)
1,100	6.75%, 10/1/37	1,158,523
Goldman Sachs Group, Inc. (The), Sr. Notes
350	3.625%, 8/1/12	364,873
JPMorgan Chase & Co., Sr. Notes
740	6.30%, 4/23/19	865,044
Morgan Stanley, Sr. Notes
600	7.25%, 4/1/32	676,771

		$9,893,688

Diversified Manufacturing Operations — 0.1%

Hutchison Whampoa International, Ltd.
$500	6.25%, 1/24/14(10)	$561,859
400	7.45%, 11/24/33(10)	523,118

		$1,084,977

Diversified Media — 0.4%

Catalina Marketing Corp.
$3,255	10.50%, 10/1/15(10)	$3,499,125
4,150	11.625%, 10/1/17(10)	4,627,250

		$8,126,375

Drugs — 0.2%

Patheon, Inc., Sr. Notes
$1,185	8.625%, 4/15/17(10)	$1,235,362
Warner Chilcott Co. LLC
2,170	7.75%, 9/15/18(10)	2,267,650

		$3,503,012

Ecological Services and Equipment — 0.1%

Casella Waste Systems, Inc., Sr. Notes
$845	11.00%, 7/15/14	$939,006
Environmental Systems Product Holdings, Inc., Jr. Notes
175	18.00%, 3/31/15(6)	148,541

		$1,087,547

Electronics / Electrical — 0.9%

Advanced Micro Devices, Inc.
$1,670	8.125%, 12/15/17	$1,811,950
Advanced Micro Devices, Inc., Sr. Notes
820	7.75%, 8/1/20(10)	873,300
Dominion Resources, Inc., Sr. Notes
1,000	5.70%, 9/17/12	1,088,610
500	7.00%, 6/15/38	625,244
Electricite De France, Sr. Notes
1,000	4.60%, 1/27/20(10)	1,105,468
Midamerican Energy Holdings Co., Sr. Notes
1,000	5.875%, 10/1/12	1,089,747
NRG Energy, Inc.
3,910	8.25%, 9/1/20(10)	4,164,150
NXP BV/NXP Funding, LLC, Variable Rate
1,025	3.039%, 10/15/13	977,594
Spectrum Brands, Inc.
3,599	12.00%, 8/28/19	4,075,528
Tyco Electronics Group SA
850	5.95%, 1/15/14	948,638
400	7.125%, 10/1/37	473,704

		$17,233,933

Equipment Leasing — 0.5%

AWAS Aviation Capital, Ltd., Sr. Notes
$3,030	7.00%, 10/15/16(10)	$3,050,825
Hertz Corp.
2,465	8.875%, 1/1/14	2,545,113
1,155	10.50%, 1/1/16	1,234,406
225	7.50%, 10/15/18(10)	232,875
United Rentals North America, Inc.
3,310	8.375%, 9/15/20	3,376,200

		$10,439,419

Financial Intermediaries — 1.0%

Ford Motor Credit Co., Sr. Notes
$3,380	12.00%, 5/15/15	$4,336,371

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Financial Intermediaries (continued)

$4,975	8.00%, 12/15/16	$5,833,063
1,530	8.125%, 1/15/20	1,874,152
General Motors Acceptance Corp.
4,485	8.00%, 11/1/31	4,922,288
Janus Capital Group, Inc., Sr. Notes
2,000	6.95%, 6/15/17	2,097,752

		$19,063,626

Financial Services — 0.1%

Credit Suisse USA, Inc.
$200	7.125%, 7/15/32	$249,045
UBS AG, Sr. Notes
1,000	2.25%, 8/12/13	1,022,375

		$1,271,420

Food Products — 1.2%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
$1,745	15.00%, 5/15/17(10)	$1,649,025
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
2,690	10.75%, 5/15/16(10)	2,824,500
Corn Products International, Inc., Sr. Notes
220	3.20%, 11/1/15	225,845
700	6.625%, 4/15/37	761,059
Dole Foods Co., Sr. Notes
2,103	13.875%, 3/15/14	2,605,091
Kraft Foods, Inc., Sr. Notes
500	6.50%, 2/9/40	575,903
Michael Foods, Inc., Sr. Notes
4,360	9.75%, 7/15/18(10)	4,774,200
Pinnacle Foods Finance, LLC
300	9.25%, 4/1/15(10)	317,625
1,400	9.25%, 4/1/15	1,482,250
195	10.625%, 4/1/17	213,038
315	8.25%, 9/1/17(10)	329,962
Ralcorp Holdings, Inc., Sr. Notes
1,580	4.95%, 8/15/20	1,654,091
Smithfield Foods, Inc., Sr. Notes
3,845	7.75%, 5/15/13	4,051,669
2,600	10.00%, 7/15/14(10)	3,009,500

		$24,473,758

Food Service — 0.7%

NPC International, Inc., Sr. Sub. Notes
$4,370	9.50%, 5/1/14	$4,544,800
Starbucks Corp.
2,000	6.25%, 8/15/17	2,314,866
U.S. Foodservice, Inc., Sr. Notes
6,100	10.75%, 6/30/15(10)	6,374,500

		$13,234,166

Food / Drug Retailers — 1.0%

General Nutrition Center, Sr. Notes, Variable Rate
$11,060	5.75%, 3/15/14(3)	$11,018,525
General Nutrition Center, Sr. Sub. Notes
6,905	10.75%, 3/15/15	7,077,625
Rite Aid Corp., Sr. Notes
2,345	8.00%, 8/15/20(10)	2,427,075

		$20,523,225

Forest Products — 0.5%

ABI Escrow Corp., Sr. Notes
$2,220	10.25%, 10/15/18(10)	$2,380,950
Boise Paper Holdings, LLC
605	8.00%, 4/1/20	656,425
Domtar Corp., Sr. Notes
2,995	10.75%, 6/1/17	3,769,956
Verso Paper Holdings, LLC/Verso Paper, Inc.
870	11.375%, 8/1/16	841,725
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes
2,440	9.125%, 8/1/14	2,525,400

		$10,174,456

Health Care — 3.8%

Accellent, Inc., Sr. Notes
$2,910	8.375%, 2/1/17	$3,084,600
Alere, Inc.
1,000	9.00%, 5/15/16	1,072,500
Alere, Inc., Sr. Notes
3,335	7.875%, 2/1/16	3,510,088
American Renal Holdings, Sr. Notes
600	8.375%, 5/15/18(10)	639,000
Bio-Rad Laboratories, Inc.
800	8.00%, 9/15/16	878,000
Biomet, Inc.
3,415	10.375%, 10/15/17(3)	3,824,800
11,485	11.625%, 10/15/17	12,992,406

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Health Care (continued)

DJO Finance, LLC/DJO Finance Corp.
$5,070	10.875%, 11/15/14	$5,583,337
1,320	9.75%, 10/15/17(10)	1,379,400
Fresenius US Finance II, Inc., Sr. Notes
1,400	9.00%, 7/15/15(10)	1,641,500
HCA, Inc.
2,115	9.25%, 11/15/16	2,294,775
540	9.625%, 11/15/16(3)	588,600
HCA, Inc., Sr. Notes
3,585	9.875%, 2/15/17	4,042,088
Hillenbrand, Inc., Sr. Notes
1,800	5.50%, 7/15/20	1,877,490
inVentiv Health, Inc., Sr. Notes
1,100	10.00%, 8/15/18(10)	1,111,000
LifePoint Hospitals, Inc.
1,120	6.625%, 10/1/20(10)	1,184,400
Multiplan, Inc.
3,305	9.875%, 9/1/18(10)	3,544,613
National Mentor Holdings, Inc.
3,945	11.25%, 7/1/14	4,073,213
Quest Diagnostics, Inc.
500	6.95%, 7/1/37	547,508
Quest Diagnostics, Inc., Sr. Notes
700	5.45%, 11/1/15	785,283
Res-Care, Inc., Sr. Notes
1,130	7.75%, 10/15/13	1,149,775
Rural/Metro Corp., Sr. Disc. Notes
3,710	12.75%, 3/15/16	3,969,700
Sabra Health Care LP/Sabra Capital Corp.
1,085	8.125%, 11/1/18(10)	1,128,400
US Oncology, Inc.
5,350	10.75%, 8/15/14	5,570,687
US Oncology, Inc., Sr. Notes
5,235	9.125%, 8/15/17	5,850,112
Valeant Pharmaceuticals International
1,520	6.75%, 10/1/17(10)	1,590,300
2,280	7.00%, 10/1/20(10)	2,399,700

		$76,313,275

Home Furnishings — 0.1%

Sealy Mattress Co., Sr. Notes
$1,494	10.875%, 4/15/16(10)	$1,716,233

		$1,716,233

Industrial Equipment — 1.2%

Cameron International Corp., Sr. Notes
$1,960	6.375%, 7/15/18	$2,270,292
CEVA Group PLC, Sr. Notes
1,250	11.625%, 10/1/16(10)	1,359,375
3,115	11.50%, 4/1/18(10)	3,333,050
Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	2,218,825
ESCO Corp., Sr. Notes
2,180	8.625%, 12/15/13(10)	2,256,300
Pinafore, LLC/Pinafore, Inc., Sr. Notes
6,285	9.00%, 10/1/18(10)	6,756,375
Terex Corp., Sr. Notes
5,550	10.875%, 6/1/16	6,354,750

		$24,548,967

Insurance — 0.8%

Aflac, Inc., Sr. Notes
$1,400	3.45%, 8/15/15	$1,464,952
1,000	6.45%, 8/15/40	1,024,155
Alliant Holdings I, Inc.
2,455	11.00%, 5/1/15(10)	2,593,094
General American Life Insurance Co.
2,200	7.625%, 1/15/24(10)	2,617,212
HUB International Holdings, Inc., Sr. Notes
1,825	9.00%, 12/15/14(10)	1,850,094
Pacific Life Insurance Co.
1,500	9.25%, 6/15/39(10)	1,851,897
PartnerRe Finance B, LLC
1,075	5.50%, 6/1/20	1,124,041
Travelers Property Casualty Corp.
1,000	7.75%, 4/15/26	1,265,469
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,380	4.251%, 11/15/14(10)	1,200,600

		$14,991,514

Leisure Goods / Activities / Movies — 1.9%

AMC Entertainment, Inc.
$13,080	11.00%, 2/1/16	$14,011,950
AMC Entertainment, Inc., Sr. Notes
1,145	8.75%, 6/1/19	1,232,306
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13(6)(7)(10)	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 4/1/12(6)(7)(10)	0

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Leisure Goods / Activities / Movies (continued)

Marquee Holdings, Inc., Sr. Disc. Notes
$5,195	9.505%, 8/15/14	$4,324,838
MU Finance PLC, Sr. Notes
680	8.375%, 2/1/17(10)	681,700
Regal Entertainment Group
1,095	9.125%, 8/15/18	1,170,281
Royal Caribbean Cruises, Sr. Notes
2,205	7.00%, 6/15/13	2,397,938
1,400	6.875%, 12/1/13	1,512,000
660	7.25%, 6/15/16	722,700
1,680	7.25%, 3/15/18	1,835,400
Universal City Development Partners, Ltd./UCDP Finance, Inc.
4,525	8.875%, 11/15/15	4,819,125
4,345	10.875%, 11/15/16	4,812,087

		$37,520,325

Lodging and Casinos — 3.9%

Buffalo Thunder Development Authority
$4,300	9.375%, 12/15/14(7)(10)	$1,139,500
CCM Merger, Inc.
1,625	8.00%, 8/1/13(10)	1,527,500
Chukchansi EDA, Sr. Notes, Variable Rate
3,080	4.123%, 11/15/12(10)	1,971,200
Fontainebleau Las Vegas Casino, LLC
9,180	10.25%, 6/15/15(7)(10)	72,247
Harrah’s Operating Co., Inc.
3,300	5.375%, 12/15/13	3,019,500
8,540	5.625%, 6/1/15	6,405,000
Harrah’s Operating Co., Inc., Sr. Notes
4,615	11.25%, 6/1/17	5,122,650
3,035	12.75%, 4/15/18(10)	3,019,825
780	10.00%, 12/15/18	680,550
Inn of the Mountain Gods Resort & Casino, Sr. Notes
5,615	12.00%, 11/15/10(7)	2,302,150
Majestic HoldCo, LLC
1,540	12.50%, 10/15/11(7)(10)	27,720
Mandalay Resort Group
5,735	6.375%, 12/15/11	5,770,844
MCE Finance, Ltd., Sr. Notes
2,205	10.25%, 5/15/18(10)	2,499,919
MGM Resorts International
13,455	6.75%, 9/1/12	13,337,269
MGM Resorts International, Sr. Notes
1,655	10.375%, 5/15/14	1,870,150
1,715	11.125%, 11/15/17	1,980,825
755	9.00%, 3/15/20(10)	829,556
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,830	8.00%, 4/1/12	4,232,287
3,375	7.125%, 8/15/14	2,328,750
4,550	6.875%, 2/15/15	3,150,875
Peninsula Gaming, LLC
495	8.375%, 8/15/15	527,175
2,235	10.75%, 8/15/17	2,391,450
San Pasqual Casino
1,215	8.00%, 9/15/13(10)	1,184,625
Seminole Hard Rock Entertainment, Variable Rate
2,010	2.792%, 3/15/14(10)	1,793,925
Starwood Hotels & Resorts Worldwide, Inc.
1,300	6.75%, 5/15/18	1,446,250
Tunica-Biloxi Gaming Authority, Sr. Notes
3,565	9.00%, 11/15/15(10)	3,257,519
Waterford Gaming, LLC, Sr. Notes
4,666	8.625%, 9/15/14(6)(10)	3,009,103
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
3,165	7.75%, 8/15/20(10)	3,449,850

		$78,348,214

Nonferrous Metals / Minerals — 2.2%

Arch Coal, Inc.
$1,085	7.25%, 10/1/20	$1,193,500
Arch Coal, Inc., Sr. Notes
980	8.75%, 8/1/16	1,104,950
Consol Energy, Inc.
1,785	8.00%, 4/1/17(10)	1,963,500
1,495	8.25%, 4/1/20(10)	1,674,400
FMG Finance PTY, Ltd.
9,230	10.625%, 9/1/16(10)	13,660,400
FMG Resources PTY, Ltd., Sr. Notes
7,835	7.00%, 11/1/15(10)	8,070,050
Novelis, Inc./GA, Sr. Notes
1,000	11.50%, 2/15/15	1,165,000
Teck Resources, Ltd., Sr. Notes
450	9.75%, 5/15/14	560,793
1,231	10.25%, 5/15/16	1,521,949
8,995	10.75%, 5/15/19	11,508,203
Vale, Ltd.
300	6.875%, 11/21/36	342,784
Vale, Ltd., Sr. Notes
500	5.70%, 10/15/15	552,577

		$43,318,106

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Oil and Gas — 4.2%

Anadarko Petroleum Corp., Sr. Notes
$3,910	6.375%, 9/15/17	$4,350,063
Apache Corp., Sr. Notes
600	6.00%, 9/15/13	680,160
Berry Petroleum Co., Sr. Notes
2,435	10.25%, 6/1/14	2,821,556
Bill Barrett Corp.
505	9.875%, 7/15/16	558,025
Carrizo Oil & Gas, Inc.
1,235	8.625%, 10/15/18(10)	1,249,776
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
2,785	9.00%, 4/1/15(10)	3,000,837
Compton Petroleum Finance Corp.
987	10.00%, 9/15/17	848,910
Continental Resources, Inc.
305	7.375%, 10/1/20(10)	331,688
735	7.125%, 4/1/21(10)	797,475
Denbury Resources, Inc.
1,674	8.25%, 2/15/20	1,874,880
Denbury Resources, Inc., Sr. Sub. Notes
1,315	7.50%, 12/15/15	1,370,888
3,285	9.75%, 3/1/16	3,736,687
El Paso Corp.
2,055	8.25%, 2/15/16	2,345,269
El Paso Corp., Sr. Notes
3,220	9.625%, 5/15/12	3,485,830
El Paso Tennessee Pipeline Co., Sr. Notes
3,860	7.25%, 12/15/25	3,930,648
Energy Transfer Partners, L.P., Sr. Notes
900	6.00%, 7/1/13	993,638
550	7.50%, 7/1/38	639,478
Forbes Energy Services, Sr. Notes
4,485	11.00%, 2/15/15	4,294,387
Forest Oil Corp.
410	7.25%, 6/15/19	433,063
Harvest Operations Corp.
920	6.875%, 10/1/17(10)	970,600
Holly Corp.
1,435	9.875%, 6/15/17	1,578,500
Kinder Morgan Energy Partners, L.P.
1,000	5.85%, 9/15/12	1,082,108
Kinder Morgan Energy Partners, L.P., Sr. Notes
600	6.55%, 9/15/40	645,973
McJunkin Red Man Corp., Sr. Notes
2,045	9.50%, 12/15/16(10)	1,891,625
OPTI Canada, Inc., Sr. Notes
1,860	7.875%, 12/15/14	1,404,300
1,975	8.25%, 12/15/14	1,505,937
Petrobras International Finance Co.
1,300	9.125%, 7/2/13	1,517,750
700	6.875%, 1/20/40	813,789
Petroleum Development Corp., Sr. Notes
1,870	12.00%, 2/15/18	2,103,750
Petroplus Finance, Ltd.
430	6.75%, 5/1/14(10)	412,800
2,705	7.00%, 5/1/17(10)	2,488,600
Petroplus Finance, Ltd., Sr. Notes
4,260	9.375%, 9/15/19(10)	4,110,900
Quicksilver Resources, Inc., Sr. Notes
5,490	11.75%, 1/1/16	6,368,400
Rockies Express Pipeline, LLC, Sr. Notes
600	3.90%, 4/15/15(10)	611,662
400	6.875%, 4/15/40(10)	395,498
Rosetta Resources, Inc.
1,115	9.50%, 4/15/18	1,167,963
Rowan Cos., Inc., Sr. Notes
1,890	7.875%, 8/1/19	2,265,689
SandRidge Energy, Inc.
1,360	9.875%, 5/15/16(10)	1,455,200
495	8.75%, 1/15/20	517,275
SESI, LLC, Sr. Notes
690	6.875%, 6/1/14	700,350
Southwestern Energy Co., Sr. Notes
4,200	7.50%, 2/1/18	4,851,000
Statoil ASA
200	5.125%, 4/30/14(10)	225,119
Transocean, Inc., Sr. Notes
300	6.80%, 3/15/38	316,258
United Refining Co., Sr. Notes
5,395	10.50%, 8/15/12	4,990,375
Weatherford International, Ltd., Sr. Notes
500	6.50%, 8/1/36	518,123

		$82,652,802

Publishing — 1.4%

Laureate Education, Inc.
$8,540	10.00%, 8/15/15(10)	$8,796,200
4,454	10.25%, 8/15/15(3)(10)	4,606,487
8,000	11.75%, 8/15/17(10)	8,640,000

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Publishing (continued)

Nielsen Finance, LLC
$724	10.00%, 8/1/14	$762,915
2,490	11.50%, 5/1/16	2,875,950
905	12.50%, (0.00% until 8/1/11), 8/1/16	926,494
Nielsen Finance, LLC, Sr. Notes
300	11.625%, 2/1/14	346,500

		$26,954,546

Radio and Television — 0.2%

WMG Acquisition Corp., Sr. Notes
$2,980	9.50%, 6/15/16	$3,225,850

		$3,225,850

Rail Industries — 0.5%

American Railcar Industry, Sr. Notes
$2,020	7.50%, 3/1/14	$2,055,350
Greenbrier Cos., Inc.
160	8.375%, 5/15/15	160,000
Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13	2,637,525
1,055	7.375%, 6/1/14	1,107,750
4,000	8.00%, 6/1/15	4,340,000
500	8.00%, 2/1/18	548,164

		$10,848,789

Real Estate Investment Trusts (REITs) — 0.2%

CB Richard Ellis Services, Inc.
$3,270	6.625%, 10/15/20(10)	$3,335,400
Developers Diversified Realty Corp., Sr. Notes
950	9.625%, 3/15/16	1,100,258
470	7.50%, 4/1/17	503,984

		$4,939,642

Retailers (Except Food and Drug) — 3.5%

Amscan Holdings, Inc., Sr. Sub. Notes
$6,135	8.75%, 5/1/14	$6,303,713
AutoZone, Inc., Sr. Notes
815	7.125%, 8/1/18	992,863
DineEquity, Inc., Sr. Notes
1,635	9.50%, 10/30/18(10)	1,749,450
Express, LLC/Express Finance Corp.
4,700	8.75%, 3/1/18	5,029,000
Limited Brands, Inc.
3,325	8.50%, 6/15/19	3,940,125
Macy’s Retail Holdings, Inc.
740	8.375%, 7/15/15	867,650
400	6.90%, 4/1/29	401,000
Michaels Stores, Inc.
4,990	13.00%, (0.00% until 11/1/11), 11/1/16	4,908,913
Michaels Stores, Inc., Sr. Notes
830	7.75%, 11/1/18(10)	825,850
Neiman Marcus Group, Inc.
6,190	9.00%, 10/15/15(3)	6,499,183
Phillips-Van Heusen Corp., Sr. Notes
3,085	7.75%, 11/15/23	3,424,723
Sally Holdings, LLC, Sr. Notes
18,715	10.50%, 11/15/16	20,633,287
Toys “R” Us
4,305	7.875%, 4/15/13	4,552,538
6,740	10.75%, 7/15/17	7,734,150
Toys “R” Us, Sr. Notes
1,925	7.375%, 9/1/16(10)	2,014,031
Yankee Acquisition Corp.
400	9.75%, 2/15/17	419,000

		$70,295,476

Steel — 0.1%

AK Steel Corp.
$1,240	7.625%, 5/15/20	$1,297,350
RathGibson, Inc., Sr. Notes
4,915	11.25%, 2/15/14(7)	50,133
United States Steel Corp., Sr. Notes
750	7.375%, 4/1/20	786,563

		$2,134,046

Surface Transport — 0.2%

Swift Transportation Co., Inc., Sr. Notes
$1,625	12.50%, 5/15/17(10)	$1,690,000
Teekay Corp., Sr. Notes
1,570	8.50%, 1/15/20	1,752,513

		$3,442,513

Technology — 0.2%

Abengoa Finance SAU
$1,910	8.875%, 11/1/17(10)	$1,890,900

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Technology (continued)

International Game Technology, Sr. Notes
$1,646	7.50%, 6/15/19	$1,938,043
Western Union Co. (The)
1,000	6.20%, 11/17/36	1,041,672

		$4,870,615

Telecommunications — 5.4%

America Movil SAB de CV
$1,200	5.50%, 3/1/14	$1,335,892
Avaya, Inc., Sr. Notes
1,455	9.75%, 11/1/15	1,471,369
5,793	10.125%, 11/1/15(3)	5,857,944
British Telecommunications PLC, Sr. Notes
915	5.95%, 1/15/18	1,023,360
Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes
985	12.00%, 12/1/15(10)	1,098,275
Digicel Group, Ltd., Sr. Notes
4,660	12.00%, 4/1/14(10)	5,481,325
1,290	8.25%, 9/1/17(10)	1,362,563
Intelsat Bermuda, Ltd.
14,205	11.25%, 6/15/16	15,536,719
Intelsat Jackson Holdings, Ltd.
825	11.50%, 6/15/16	901,313
Intelsat Luxembourg SA
3,290	11.50%, 2/4/17	3,573,762
Intelsat SA, Sr. Notes
7,845	6.50%, 11/1/13	7,943,062
Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(10)	703,800
Nextel Communications, Inc., Series E
1,795	6.875%, 10/31/13	1,817,437
NII Capital Corp.
3,490	10.00%, 8/15/16	3,974,237
SBA Telecommunications, Inc.
1,475	8.00%, 8/15/16	1,633,562
985	8.25%, 8/15/19	1,113,050
Sprint Capital Corp.
5,320	6.90%, 5/1/19	5,466,300
585	6.875%, 11/15/28	554,288
Telecom Italia Capital SA
950	7.175%, 6/18/19	1,147,541
Telefonica Emisiones SAU
900	5.877%, 7/15/19	1,033,225
Telesat Canada/Telesat, LLC, Sr. Notes
3,625	11.00%, 11/1/15	4,087,187
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
6,830	12.50%, 11/1/17	8,093,550
Wind Acquisition Finance SA
16,600	12.00%, 12/1/15(10)	17,679,000
Wind Acquisition Finance SA, Sr. Notes
4,735	11.75%, 7/15/17(10)	5,421,575
2,520	12.25%, 7/15/17(10)	2,844,904
Windstream Corp.
4,800	8.125%, 9/1/18(10)	5,196,000

		$106,351,240

Utilities — 0.6%

Calpine Construction Finance Co., Sr. Notes
$4,275	8.00%, 6/1/16(10)	$4,649,062
Energy Transfer Equity, L.P.
1,170	7.50%, 10/15/20	1,281,150
NGC Corp.
4,395	7.625%, 10/15/26	2,658,975
NRG Energy, Inc., Sr. Notes
2,825	7.375%, 2/1/16	2,948,594
Reliant Energy, Inc., Sr. Notes
360	7.625%, 6/15/14	364,500

		$11,902,281

Total Corporate Bonds & Notes
(identified cost $977,820,403)		$1,026,508,310

Foreign Government Securities — 0.0%(9)

Principal
Amount
(000’s omitted)	Security	Value

$300	Government of Bermuda, Sr. Notes, 5.603%, 7/20/20(10)	$327,589

Total Foreign Government Securities
(identified cost $300,000)		$327,589

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Mortgage Pass-Throughs — 30.9%

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Mortgage Corp.:
$33,623	5.00%, with various maturities to 2019	$36,093,537
10,319	5.50%, with various maturities to 2032(13)	11,313,358
12,260	6.00%, with various maturities to 2031	13,346,716
33,232	6.50%, with various maturities to 2032	37,275,745
40,937	7.00%, with various maturities to 2036	46,054,158
468	7.13%, with maturity at 2023	540,254
21,834	7.50%, with various maturities to 2029	25,351,313
753	7.65%, with maturity at 2022	882,477
91	7.70%, with maturity at 2022	102,020
13,754	8.00%, with various maturities to 2030	16,186,641
423	8.25%, with maturity at 2020	497,573
1,086	8.30%, with maturity at 2020	1,279,863
10,248	8.50%, with various maturities to 2031	12,324,624
3,525	9.00%, with various maturities to 2031	4,172,775
2,839	9.50%, with various maturities to 2025	3,389,925
403	10.00%, with maturity at 2020	469,028
409	10.50%, with maturity at 2020	491,169
432	12.00%, with maturity at 2020	486,544
30	13.00%, with maturity at 2015	33,960

		$210,291,680

Federal National Mortgage Association:
$2,718	2.614%, with maturity at 2022(14)	$2,804,006
4,898	3.352%, with maturity at 2036(14)	5,098,560
4,712	4.50%, with maturity at 2018	5,034,180
28,911	5.00%, with various maturities to 2018	31,047,577
12,373	5.50%, with various maturities to 2028	13,476,758
20,060	6.00%, with various maturities to 2033	22,193,539
14,928	6.322%, with maturity at 2032(14)	16,006,058
38,684	6.50%, with various maturities to 2036	43,549,748
333	6.75%, with maturity at 2023	366,778
57,109	7.00%, with various maturities to 2036	65,263,058
22,855	7.50%, with various maturities to 2035(13)	26,763,635
8,158	8.00%, with various maturities to 2031	9,544,830
19	8.25%, with maturity at 2018	21,203
2,044	8.339%, with maturity at 2027(15)	2,449,249
10,447	8.50%, with various maturities to 2030	12,460,562
921	8.515%, with maturity at 2028(15)	1,097,227
616	8.599%, with maturity at 2029(15)	741,983
808	8.628%, with maturity at 2027(15)	965,920
121	8.778%, with maturity at 2024(15)	135,613
13,410	9.00%, with various maturities to 2027	16,059,936
538	9.478%, with maturity at 2018(15)	622,846
3,803	9.50%, with various maturities to 2030	4,580,046
984	10.00%, with various maturities to 2020	1,144,061
772	10.027%, with maturity at 2025(15)	895,829
720	10.446%, with maturity at 2019(15)	819,898
886	10.50%, with maturity at 2021	1,055,071
265	11.50%, with maturity at 2016	296,339
4	12.50%, with maturity at 2011	3,906

		$284,498,416

Government National Mortgage Association:
$2,729	6.00%, with maturity at 2024	$3,018,492
21,565	6.50%, with various maturities to 2032	24,635,201
13,227	7.00%, with various maturities to 2033	15,362,262
28,380	7.50%, with various maturities to 2032	33,463,854
18,472	8.00%, with various maturities to 2034	22,017,570
614	8.30%, with maturity at 2020	721,535
1,167	8.50%, with various maturities to 2022	1,382,947
5,631	9.00%, with various maturities to 2026	6,750,108
8,016	9.50%, with various maturities to 2026	9,729,500
457	10.00%, with maturity at 2019	534,020

		$117,615,489

Total Mortgage Pass-Throughs
(identified cost $576,297,402)		$612,405,585

Collateralized Mortgage Obligations — 7.0%

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Mortgage Corp.:
$1,516	Series 24, Class J, 6.25%, 11/25/23	$1,663,965
1,685	Series 1497, Class K, 7.00%, 4/15/23	1,698,493
2,834	Series 1529, Class Z, 7.00%, 6/15/23	2,924,981
2,533	Series 1620, Class Z, 6.00%, 11/15/23	2,776,410
812	Series 1677, Class Z, 7.50%, 7/15/23	941,824
11,720	Series 1702, Class PZ, 6.50%, 3/15/24	13,391,216
4,677	Series 2113, Class QG, 6.00%, 1/15/29	5,124,413
618	Series 2122, Class K, 6.00%, 2/15/29	663,869
419	Series 2130, Class K, 6.00%, 3/15/29	463,860
433	Series 2167, Class BZ, 7.00%, 6/15/29	468,580
3,224	Series 2182, Class ZB, 8.00%, 9/15/29	3,632,322
4,663	Series 2198, Class ZA, 8.50%, 11/15/29	4,951,854
10,852	Series 2245, Class A, 8.00%, 8/15/27	12,668,999
3,969	Series 2458, Class ZB, 7.00%, 6/15/32	4,534,724

		$55,905,510

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Federal National Mortgage Association:
$426	Series G92-44, Class Z, 8.00%, 7/25/22	$479,771
694	Series G92-44, Class ZQ, 8.00%, 7/25/22	780,664
1,056	Series G92-46, Class Z, 7.00%, 8/25/22	1,192,933
1,786	Series G92-60, Class Z, 7.00%, 10/25/22	2,008,617
18,514	Series G93-35, Class ZQ, 6.50%, 11/25/23	20,829,338
4,155	Series G93-40, Class H, 6.40%, 12/25/23	4,696,656
275	Series 1988-14, Class I, 9.20%, 6/25/18	318,377
246	Series 1989-1, Class D, 10.30%, 1/25/19	278,920
469	Series 1989-34, Class Y, 9.85%, 7/25/19	557,518
352	Series 1990-17, Class G, 9.00%, 2/25/20	413,376
178	Series 1990-27, Class Z, 9.00%, 3/25/20	205,452
188	Series 1990-29, Class J, 9.00%, 3/25/20	222,456
827	Series 1990-43, Class Z, 9.50%, 4/25/20	983,520
298	Series 1991-98, Class J, 8.00%, 8/25/21	344,297
2,176	Series 1992-77, Class ZA, 8.00%, 5/25/22	2,547,652
143	Series 1992-103, Class Z, 7.50%, 6/25/22	164,975
246	Series 1992-113, Class Z, 7.50%, 7/25/22	284,680
534	Series 1992-185, Class ZB, 7.00%, 10/25/22	609,185
1,355	Series 1993-16, Class Z, 7.50%, 2/25/23	1,571,843
1,033	Series 1993-22, Class PM, 7.40%, 2/25/23	1,200,185
1,671	Series 1993-25, Class J, 7.50%, 3/25/23	1,936,837
3,071	Series 1993-30, Class PZ, 7.50%, 3/25/23	3,575,900
3,718	Series 1993-42, Class ZQ, 6.75%, 4/25/23	4,211,867
574	Series 1993-56, Class PZ, 7.00%, 5/25/23	653,337
672	Series 1993-156, Class ZB, 7.00%, 9/25/23	761,263
4,919	Series 1994-45, Class Z, 6.50%, 2/25/24	5,567,706
2,527	Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,984,579
2,650	Series 1996-57, Class Z, 7.00%, 12/25/26	3,043,685
1,369	Series 1997-77, Class Z, 7.00%, 11/18/27	1,581,508
1,114	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,269,150
509	Series 1999-45, Class ZG, 6.50%, 9/25/29	579,146
3,994	Series 2000-22, Class PN, 6.00%, 7/25/30	4,475,819
610	Series 2001-37, Class GA, 8.00%, 7/25/16	671,326
909	Series 2002-1, Class G, 7.00%, 7/25/23	1,030,996
4,412	Series 2002-21, Class PE, 6.50%, 4/25/32	4,985,278

		$77,018,812

Government National Mortgage Association:
$4,462	Series 2002-45, Class PG, 6.00%, 3/17/32	$4,896,639
378	Series 2005-72, Class E, 12.00%, 11/16/15	422,941

		$5,319,580

Total Collateralized Mortgage Obligations
(identified cost $129,153,753)		$138,243,902

Commercial Mortgage-Backed
Securities — 10.0%

Principal
Amount
(000’s omitted)	Security	Value

$25,545	BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$27,338,504
625	BACM, Series 2004-6, Class A5, 4.81%, 12/10/42	668,416
1,250	BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,340,805
3,500	BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	3,544,179
7,691	BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	7,771,552
2,556	CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(15)	2,692,941
12,215	CGCMT, Series 2004-C1, Class A4, 5.373%, 4/15/40(15)	13,346,033
32,874	COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39(16)	34,892,615
6,000	COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,090,817
1,874	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,915,830
565	CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	564,474
1,500	CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,575,224
19,897	CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(15)	21,102,921
478	CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	478,077
12	CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	12,331
1,320	GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,363,999
442	GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	447,724
2,200	JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,237,401
27,214	JPMCC, Series 2005-LDP5, Class A3, 5.227%, 12/15/44(15)(16)	29,457,985
1,135	LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,136,851
4,000	LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	4,023,156
178	LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	178,433
19,775	MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(15)	21,441,900
10,000	MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(15)	10,395,891

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

$245	SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	$244,555
250	WBCMT, Series 2004-C12, Class A4, 5.305%, 7/15/41(15)	273,694
3,428	WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	3,574,632

Total Commercial Mortgage-Backed Securities
(identified cost $188,802,146)		$198,110,940

Asset-Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value

$463	Alzette European CLO SA, Series 2004-1A, Class E2, 6.792%, 12/15/20(17)	$301,760
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.279%, 2/24/19(10)(17)	378,453
753	Babson Ltd., Series 2005-1A, Class C1, 2.239%, 4/15/19(10)(17)	453,585
1,007	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.339%, 1/15/19(3)(10)(17)	513,245
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.854%, 8/11/16(10)(17)	706,057
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.793%, 3/8/17(17)	637,927
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(17)	292,393
2,099	Comstock Funding Ltd., Series 2006-1A, Class D, 4.55%, 5/30/20(10)(17)	1,143,647
1,499	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.837%, 7/30/16(10)(17)	1,050,378

Total Asset-Backed Securities
(identified cost $8,382,620)		$5,477,445

U.S. Government Agency Obligations — 1.7%

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Bank:
$6,585	5.375%, 5/15/19	$7,983,081
3,975	4.125%, 12/13/19	4,385,057
4,205	4.125%, 3/13/20	4,653,858
9,000	5.25%, 12/9/22	10,767,510
5,740	5.375%, 8/15/24	6,928,301

		$34,717,807

Total U.S. Government Agency Obligations
(identified cost $34,300,908)		$34,717,807

Common Stocks — 1.2%

Shares	Security	Value

Aerospace and Defense — 0.0%(9)

16,105	ACTS Aero Technical Support & Service, Inc.(18)(19)	$265,725

		$265,725

Automotive — 0.1%

25,372	Dayco Products, LLC(18)(19)	$1,122,711
8,949	Hayes Lemmerz International, Inc.(6)(18)(19)	80,094

		$1,202,805

Building and Development — 0.2%

3,677	Panolam Holdings Co.(6)(18)(20)	$2,923,619
1,231	United Subcontractors, Inc.(6)(18)(19)	108,197
4,575	WCI Communities, Inc.(18)(19)	388,913

		$3,420,729

Chemicals and Plastics — 0.0%(9)

243	Wellman Holdings, Inc.(6)(18)(19)	$0

		$0

Containers and Glass Products — 0.2%

142,857	Anchor Glass Container Corp.(6)(18)	$4,219,996

		$4,219,996

Diversified Manufacturing — 0.0%(9)

298,115	MEGA Brands, Inc.(18)	$168,975

		$168,975

Ecological Services and Equipment — 0.0%(9)

2,484	Environmental Systems Products Holdings, Inc.(6)(18)(20)	$21,959

		$21,959

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares	Security	Value

Food Service — 0.0%(9)

30,225	Buffets, Inc.(18)	$128,456

		$128,456

Home Furnishings — 0.0%(9)

9,399	Oreck Corp.(6)(18)(19)	$794,967
26,240	Sanitec Europe Oy B Units(18)(19)	109,562
25,787	Sanitec Europe Oy E Units(6)(18)(19)	0

		$904,529

Lodging and Casinos — 0.0%(9)

828	Greektown Superholdings, Inc.(18)	$64,584
17,051	Tropicana Entertainment, Inc.(18)(19)	244,042

		$308,626

Nonferrous Metals / Minerals — 0.0%(9)

1,636	Euramax International, Inc.(18)(19)	$515,372

		$515,372

Oil and Gas — 0.0%(9)

15,874	SemGroup Corp.(18)	$369,864

		$369,864

Publishing — 0.3%

12,292	Dex One Corp.(18)	$86,167
5,187	Ion Media Networks, Inc.(18)(19)	2,165,573
14,016	MediaNews Group, Inc.(18)(19)	252,283
2,936	Philadelphia Newspaper, LLC(6)(18)(19)	198,033
123,278	Reader’s Digest Association, Inc. (The)(18)(19)	2,570,346
2,862	Source Interlink Companies, Inc.(6)(18)(19)	65,597
1,091	Star Tribune Media Holdings Co.(18)	22,911
9,296	SuperMedia, Inc.(18)	61,168

		$5,422,078

Radio and Television — 0.1%

892	New Young Broadcasting Holding Co., Inc.(18)(19)	$1,917,800

		$1,917,800

Steel — 0.3%

33,937	KNIA Holdings, Inc.(6)(18)(19)	$436,094
218,800	RathGibson Acquisition Co., LLC(6)(18)(20)	5,128,672

		$5,564,766

Total Common Stocks
(identified cost $13,032,025)		$24,431,680

Convertible Bonds — 0.2%

Principal
Amount
(000’s omitted)	Security	Value

Drugs — 0.2%

$2,960	Kendle International, Inc., 3.375%, 7/15/12	$2,734,300

		$2,734,300

Oil and Gas — 0.0%(9)

$700	Transocean, Inc., 1.50%, 12/15/37	$679,875

		$679,875

Total Convertible Bonds
(identified cost $3,448,690)		$3,414,175

Preferred Stocks — 0.1%

Shares/Units	Security	Value

Business Equipment and Services — 0.0%(9)

202,841	Muzak Holding LLC, 10%(3)(17)(18)(20)	$354,952

		$354,952

Ecological Services and Equipment — 0.0%(9)

1,138	Environmental Systems Products Holdings, Inc., Series A(6)(18)(20)	$131,519

		$131,519

Financial Services — 0.0%(9)

30,740	Citigroup Capital XIII, 7.875%	$814,610

		$814,610

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares/Units	Security	Value

Lodging and Casinos — 0.0%(9)

6,494	Fontainebleau Resorts LLC(3)(6)(18)(20)	$65

		$65

Oil, Gas & Consumable Fuels — 0.1%

9,691	Chesapeake Energy Corp., Convertible	$883,916

		$883,916

Total Preferred Stocks
(identified cost $10,332,158)		$2,185,062

Warrants — 0.0%(9)

Shares	Security	Value

Chemicals and Plastics — 0.0%

663	Foamex, Series A, Expires 12/31/13(6)(18)(19)	$0
663	Foamex, Series B, Expires 12/31/15(6)(18)(19)	0

		$0

Food Products — 0.0%(9)

1,745	ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(18)	$218,125

		$218,125

Oil and Gas — 0.0%(9)

16,708	SemGroup Corp., Expires 11/30/14(18)	$102,336

		$102,336

Publishing — 0.0%(9)

23,833	Reader’s Digest Association, Inc. (The), Expires 2/19/14(6)(18)(19)	$0
935	Star Tribune Media Holding, Expires 9/28/13(18)	19,635

		$19,635

Radio and Television — 0.0%(9)

6	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(18)(19)	$12,900

		$12,900

Total Warrants
(identified cost $10,478)		$352,996

Miscellaneous — 0.0%(9)

Shares	Security	Value

Cable and Satellite Television — 0.0%(9)

2,786,444	Adelphia Recovery Trust(18)	$55,729
2,500,000	Adelphia, Inc., Escrow Certificate(18)	41,000
300,000	Adelphia, Inc., Escrow Certificate(18)	4,920

		$101,649

Total Miscellaneous
(identified cost $2,536,749)		$101,649

Short-Term Investments — 2.5%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value

$45,347	Eaton Vance Cash Reserves Fund, LLC, 0.22%(21)	$45,346,766
3,762	State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/10	3,762,441

Total Short-Term Investments
(identified cost $49,109,207)		$49,109,207

Total Investments — 146.1%
(identified cost $2,820,928,183)		$2,896,475,746

Less Unfunded Loan Commitments — (0.2)%		$(3,245,381)

Net Investments — 145.9%
(identified cost $2,817,682,802)		$2,893,230,365

Other Assets, Less Liabilities — (32.5)%		$(643,951,849)

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (13.4)%		$(266,633,192)

Net Assets Applicable to Common Shares — 100.0%		$1,982,645,324

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM - Bank of America Commercial Mortgage, Inc.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT - Citigroup Commercial Mortgage Trust

COMM - Commercial Mortgage Pass-Through Certificate

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

EUR - Euro
GBP - British Pound Sterling
GECMC - General Electric Commercial Mortgage Corporation
GMACC - GMAC Commercial Mortgage Securities, Inc.
JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS - LB-UBS Commercial Mortgage Trust
MLMT - Merrill Lynch Mortgage Trust
MSC - Morgan Stanley Capital I
SBM7 - Salomon Brothers Mortgage Securities VII, Inc.
WBCMT - Wachovia Bank Commercial Mortgage Trust

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	This Senior Loan will settle after October 31, 2010, at which time the interest rate will be determined.

(5)	Defaulted matured security. Interest rate has been adjusted to reflect non-accrual status.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(8)	Principal less than $1,000.

(9)	Amount is less than 0.05%.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $352,329,550 or 17.8% of the Fund’s net assets applicable to common shares.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(14)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2010.

(15)	Weighted average fixed-rate coupon that changes/updates monthly.

(16)	Security held as collateral for borrowings under the Term Asset-Backed Securities Loan Facility (TALF).

(17)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2010.

(18)	Non-income producing security.

(19)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(20)	Restricted security (see Note 8).

(21)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2010 was $37,906.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $2,772,336,036)	$2,847,883,599
Affiliated investment, at value (identified cost, $45,346,766)	45,346,766
Cash	1,385
Foreign currency, at value (identified cost, $20,547)	20,632
Interest and dividends receivable	31,965,820
Interest receivable from affiliated investment	6,406
Receivable for investments sold	33,598,447
Prepaid expenses	3,574,435
Other assets	458,080

Total assets	$2,962,855,570

Liabilities

Notes payable	$618,200,000
TALF loans payable, at value (principal $51,042,132)	51,042,132
Payable for investments purchased	40,054,851
Payable for open forward foreign currency exchange contracts	1,173,474
Payable to affiliates:
Investment adviser fee	1,707,728
Trustees’ fees	4,208
Accrued expenses	1,394,661

Total liabilities	$713,577,054

Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,633,192

Net assets applicable to common shares	$1,982,645,324

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 117,344,155 shares issued and outstanding	$1,173,442
Additional paid-in capital	2,289,522,370
Accumulated net realized loss	(372,259,596)
Accumulated distributions in excess of net investment income	(10,084,529)
Net unrealized appreciation	74,293,637

Net assets applicable to common shares	$1,982,645,324

Net Asset Value Per Common Share

($1,982,645,324 ÷ 117,344,155 common shares issued and outstanding)	$16.90

Statement of Operations

For the Six Months Ended
October 31, 2010

Investment Income

Interest	$82,677,012
Dividends	25,678
Interest income allocated from affiliated investment	39,134
Expenses allocated from affiliated investment	(1,228)

Total investment income	$82,740,596

Expenses

Investment adviser fee	$10,387,411
Trustees’ fees and expenses	25,250
Custodian fee	343,610
Transfer and dividend disbursing agent fees	19,248
Legal and accounting services	693,225
Printing and postage	122,588
Interest expense and fees	6,319,683
Preferred shares service fee	197,844
Miscellaneous	91,783

Total expenses	$18,200,642

Deduct —
Reduction of investment adviser fee	$801,882
Reduction of custodian fee	218

Total expense reductions	$802,100

Net expenses	$17,398,542

Net investment income	$65,342,054

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$11,365,684
Investment transactions allocated from affiliated investment	750
Foreign currency and forward foreign currency exchange contract transactions	(3,178,364)

Net realized gain	$8,188,070

Change in unrealized appreciation (depreciation) —
Investments	$40,205,150
Foreign currency and forward foreign currency exchange contracts	(271,815)

Net change in unrealized appreciation (depreciation)	$39,933,335

Net realized and unrealized gain	$48,121,405

Distributions to preferred shareholders

From net investment income	$(459,792)

Net increase in net assets from operations	$113,003,667

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	October 31, 2010	Year Ended
in Net Assets	(Unaudited)	April 30, 2010

From operations —
Net investment income	$65,342,054	$137,228,049
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	8,188,070	(41,694,098)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	39,933,335	471,840,480
Distributions to preferred shareholders —
From net investment income	(459,792)	(794,073)

Net increase in net assets from operations	$113,003,667	$566,580,358

Distributions to common shareholders —
From net investment income	$(81,501,793)	$(152,314,907)

Total distributions to common shareholders	$(81,501,793)	$(152,314,907)

Capital share transactions —
Reinvestment of distributions to common shareholders	$964,004	$1,385,235
Issued in connection with tax-free reorganization (see Note 14)	—	77,565,332

Net increase in net assets from capital share transactions	$964,004	$78,950,567

Net increase in net assets	$32,465,878	$493,216,018

Net Assets Applicable to Common Shares

At beginning of period	$1,950,179,446	$1,456,963,428

At end of period	$1,982,645,324	$1,950,179,446

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares

At end of period	$(10,084,529)	$6,535,002

Statement of Cash Flows

Six Months Ended
Cash Flows From	October 31, 2010
Operating Activities	(Unaudited)

Net increase in net assets from operations	$113,003,667
Distributions to preferred shareholders	459,792

Net increase in net assets from operations excluding distributions to preferred shareholders	$113,463,459
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(737,964,446)
Investments sold and principal repayments	679,046,427
Increase in short-term investments, net	(13,917,774)
Net amortization/accretion of premium (discount)	(636,163)
Amortization of structuring fee on notes payable	721,113
Increase in interest and dividends receivable	(2,336,560)
Increase in interest receivable from affiliated investment	(2,374)
Increase in receivable for investments sold	(9,263,353)
Decrease in prepaid expenses	25,880
Decrease in receivable from affiliate	13,300
Decrease in other assets	156,528
Decrease in payable for investments purchased	(2,570,831)
Increase in payable for open forward foreign currency exchange contracts	396,488
Increase in payable to affiliate for investment adviser fee	228,635
Increase in accrued expenses	122,848
Increase in unfunded loan commitments	2,900,026
Net change in unrealized (appreciation) depreciation from investments	(40,205,150)
Net realized (gain) loss from investments	(11,366,484)
Return of capital distributions from investments	3,922,189

Net cash provided by operating activities	$(17,266,242)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(80,537,789)
Cash distributions to preferred shareholders	(456,825)
Proceeds from notes payable	185,000,000
Repayment of notes payable	(93,000,000)

Net cash used in financing activities	$11,005,386

Net decrease in cash*	$(6,260,856)

Cash at beginning of period(1)	$6,282,873

Cash at end of period(1)	$22,017

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$964,004
Cash paid for interest and fees on borrowings:	$5,454,173

(1) Balance includes foreign currency, at value.
 * Includes net change in unrealized appreciation (depreciation) on foreign currency of $3,261

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended April 30,
	October 31, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$16.630		$12.960	$16.330	$18.320	$18.210	$18.430

Income (Loss) From Operations

Net investment income(1)(2)	$0.557		$1.213	$1.348	$1.700	$1.701	$1.512
Net realized and unrealized gain (loss)(2)	0.412		3.809	(3.290)	(1.817)	0.281	0.048
Distributions to preferred shareholders —
From net investment income(1)	(0.004)		(0.007)	(0.058)	(0.360)	(0.359)	(0.267)

Total income (loss) from operations	$0.965		$5.015	$(2.000)	$(0.477)	$1.623	$1.293

Less Distributions to Common Shareholders

From net investment income	$(0.695)		$(1.345)	$(1.347)	$(1.513)	$(1.513)	$(1.513)
Tax return of capital	—		—	(0.023)	—	—	—

Total distributions to common shareholders	$(0.695)		$(1.345)	$(1.370)	$(1.513)	$(1.513)	$(1.513)

Net asset value — End of period (Common shares)	$16.900		$16.630	$12.960	$16.330	$18.320	$18.210

Market value — End of period (Common shares)	$16.680		$16.600	$11.580	$15.300	$18.700	$17.090

Total Investment Return on Net Asset Value(3)	6.09	%(4)	40.73%	(10.71)%	(1.99)%	9.42%	7.72%

Total Investment Return on Market Value(3)	4.90	%(4)	57.21%	(14.85)%	(10.04)%	19.01%	5.32%

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended April 30,
October 31, 2010
(Unaudited)	2010	2009	2008	2007	2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$1,982,645	$1,950,179	$1,456,963	$1,836,391	$2,056,843	$2,035,747
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.15	%(7)	1.02%	1.09%	1.07%	1.02%	1.00%
Interest and fee expense(8)	0.65	%(7)	1.04%	1.37%	—	—	—
Total expenses	1.80	%(7)	2.06%	2.46%	1.07%	1.02%	1.00%
Net investment income	6.74	%(7)	7.90%	9.91%	9.89%	9.39%	8.27%
Portfolio Turnover	25	%(4)	46%	27%	39%	49%	53%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings under the Credit Agreement, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(5)	0.82	%(7)	0.69%	0.71%	0.76%	0.73%	0.72%
Interest and fee expense(8)	0.46	%(7)	0.70%	0.90%	—	—	—
Total expenses	1.28	%(7)	1.39%	1.61%	0.76%	0.73%	0.72%
Net investment income	4.80	%(7)	5.31%	6.48%	7.00%	6.73%	5.94%

Senior Securities:
Total notes payable outstanding (in 000’s)	$618,200	$526,200	$619,200	$—	$—	$—
Asset coverage per $1,000 of notes payable(9)	$4,638	$5,213	$3,784	$—	$—	$—
Total preferred shares outstanding	10,665	10,665	10,665	32,000	32,000	32,000
Asset coverage per preferred share	$81,018	(10)	$86,494	(10)	$66,119	(10)	$82,395	(11)	$89,289	(11)	$88,630	(11)
Involuntary liquidation preference per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	For federal income tax purposes, net investment income per share was $0.653, $1.342, $1.395, $1.787, $1.899, and $1.807, respectively, and net realized and unrealized gain (loss) per share was $0.316, $3.680, $(3.337), $(1.904), $(0.080) and $(0.247) for the six months ended October 31, 2010, and the years ended April 30, 2010, 2009, 2008, 2007 and 2006, respectively. Computed using average common shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred to partially redeem the Fund’s APS (see Note 10).

(9)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 324%, 346% and 264% at October 31, 2010 and April 30, 2010 and 2009, respectively.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At April 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $326,502,216 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on April 30, 2012 ($26,481,368), April 30, 2013 ($40,885,552), April 30, 2014 ($28,843,098), April 30, 2015 ($18,927,766), April 30, 2016 ($31,018,401), April 30, 2017 ($112,795,908) and April 30, 2018 ($67,550,123).

A capital loss carryforward of $41, 407,625 included in the amounts above is available to the Fund as a result of the reorganization on March 12, 2010 (see Note 14). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at April 30, 2010, the Fund had a net capital loss of $33,109,072 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending April 30, 2011.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2010, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no benefits from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to October 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B, Series C and Series D, and approximately monthly for Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of October 31, 2010 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at October 31, 2010, and the amount of dividends

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividends
	Dividend Rates at	Paid to APS	Dividend	Rate
	October 31, 2010	Shareholders	Rates	Ranges

Series A	0.30%	$94,352	0.35%	0.27%–0.47%
Series B	0.29%	93,337	0.35%	0.27%–0.42%
Series C	0.33%	90,733	0.34%	0.23%–0.44%
Series D	0.30%	91,720	0.34%	0.20%–0.42%
Series E	0.30%	89,650	0.33%	0.26%–0.47%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rate of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of October 31, 2010.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended October 31, 2010, the Fund’s adviser fee totaled $10,387,411. EVM also serves as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average weekly gross assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average weekly gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Fund concluded its first seven full years of operations on May 30, 2010. Pursuant to this agreement, EVM waived $801,882 of its investment adviser fee for the six months ended October 31, 2010.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended October 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended October 31, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$611,746,896
U.S. Government and Agency Securities	126,217,550

737,964,446

Sales

Investments (non-U.S. Government)	$669,788,101
U.S. Government and Agency Securities	9,258,326

$679,046,427

6   Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010

Issued to shareholders electing to receive payments of distributions in Fund shares	58,781	83,853
Issued to connection with the acquisition of Eaton Vance Credit Opportunities Fund (see Note 14)	—	4,738,774

Net increase	58,781	4,822,627

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,839,746,801

Gross unrealized appreciation	$151,605,424
Gross unrealized depreciation	(98,121,860)

Net unrealized appreciation	$53,483,564

8   Restricted Securities

At October 31, 2010, the Fund owned the following securities (representing 0.4% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Shares/
Description	Acquisition	Units	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$21,959
Panolam Holdings Co.	12/30/09	3,677	2,020,511		2,923,619
RathGibson Acquisition Co., LLC	6/14/10	218,800	1,161,180		5,128,672

Total Common Stocks			$3,181,691		$8,074,250

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$131,519
Fontainebleau Resorts LLC	6/1/07	6,494	6,493,930		65
Muzak Holding LLC	6/18/10	202,841	2,109,301		354,952

Total Preferred Stocks			$8,623,146		$486,536

Total Restricted Securities			$11,804,837		$8,560,786

(1)	Less than $0.50.

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

11/30/10	British Pound Sterling 13,240,993	United States Dollar 20,846,818	Standard Chartered Bank	$(365,574)
11/30/10	Euro 48,196,193	United States Dollar 66,249,523	Goldman Sachs, Inc.	(807,900)

				$(1,173,474)

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2010 the fair value of derivatives with credit-related contingent features in a net liability position was $807,900.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2010 was as follows:

Fair Value

Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$1,173,474(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes)

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended October 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$(3,204,478)	$(396,488)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended October 31, 2010, which is indicative of the volume of this derivative type, was approximately $87,389,000.

10   Revolving Credit and Security Agreement

Effective April 11, 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $715,625,000 for a period of five years, the proceeds of which were primarily used to partially redeem the Fund’s APS. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. The Agreement was renewed effective March 29, 2010. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Fund pays a monthly program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a monthly liquidity fee of 0.50% per annum on the borrowing limit under the Agreement. The Fund also paid an initial structuring fee of $7,156,250 which is being amortized to interest expense over a period of five years. The unamortized structuring fee at October 31, 2010 is approximately $3,496,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At October 31, 2010, the Fund had borrowings outstanding under the Agreement of $618,200,000 at an interest rate of 0.32%. The carrying amount of the borrowings at October 31, 2010 approximated its fair value. For the six months ended October 31, 2010, the average borrowings under the Agreement and the average interest rate were $510,580,435 and 0.42% (annualized), respectively.

11   Term Asset-Backed Securities Loan Facility

The Fund participates in the Term Asset-Backed Loan Facility (TALF), a loan facility administered by the Federal Reserve Bank of New York in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset-backed securities and commercial mortgage-backed securities that meet certain criteria. Under the terms of the program, the Fund pledged as collateral commercial mortgage-backed securities in exchange for non-recourse loans of 85% of the value of the pledged collateral at the inception of the loans. The loans may be prepaid in whole or in part at any time at the Fund’s option without a penalty. Principal repayments on the pledged collateral must be used to reduce the outstanding loan balance. Interest on the loans is based on a predetermined rate on the loan origination date and is payable monthly, typically from the interest received on the pledged collateral. In addition, the Fund paid an administrative fee of 0.20% of the amount borrowed which is being amortized as interest expense to the maturity date of the loans. Unamortized administrative fees at October 31, 2010 were approximately $76,300 and are included in prepaid expenses on the Statement of Assets and Liabilities.

At October 31, 2010, the Fund had two TALF loans outstanding aggregating $51,042,132 with an interest rate of 2.78% and a maturity date of January 28, 2013. The fair value of the securities pledged as collateral on the loans at October 31, 2010 was $64,350,600. For the six months ended October 31, 2010, the average borrowings under the TALF program and the weighted average interest rate were $51,042,132 and 2.78% (annualized), respectively.

The Fund has elected to value its TALF loans at fair value, as permitted by U.S. generally accepted accounting principles for fair value measurements, to mitigate the volatility in net assets caused by measuring related assets and liabilities differently. The Fund values its TALF loans using methods determined in good faith by or at the direction of the Trustees of the Fund. Each such determination is based on consideration of, including but not limited to, observable market transactions, the nonrecourse nature of the loans, the value of the underlying collateral, and market interest rates. At October 31, 2010, the fair value of the Fund’s TALF loans was determined to be its face value.

12   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

13   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$794,265,411	$3,578,607	$797,844,018
Corporate Bonds & Notes	—	1,023,350,666	3,157,644	1,026,508,310
Foreign Government Securities	—	327,589	—	327,589
Mortgage Pass-Throughs	—	612,405,585	—	612,405,585
Collateralized Mortgage Obligations	—	138,243,902	—	138,243,902
Commercial Mortgage-Backed Securities	—	198,110,940	—	198,110,940
Asset-Backed Securities	—	5,477,445	—	5,477,445
U.S. Government Agency Obligations	—	34,717,807	—	34,717,807
Common Stocks	686,174	9,768,278	13,977,228	24,431,680
Convertible Bonds	—	3,414,175	—	3,414,175
Preferred Stocks	1,698,526	354,952	131,584	2,185,062
Warrants	—	352,996	0	352,996
Miscellaneous	—	101,649	—	101,649
Short-Term Investments	—	49,109,207	—	49,109,207

Total Investments	$2,384,700	$2,870,000,602	$20,845,063	$2,893,230,365

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,173,474)	$—	$(1,173,474)
TALF Loans Payable			(51,042,132)	(51,042,132)

Total	$—	$(1,173,474)	$(51,042,132)	$(52,215,606)

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Investments
	Investments			in Preferred
	in Senior	Investments in		Stocks,
	Floating-	Corporate	Investments	Warrants
	Rate	Bonds &	in Common	and	TALF
	Interests	Notes	Stocks	Miscellaneous	Loans Payable	Total

Balance as of April 30, 2010	$2,876,960	$4,225,743	$7,842,768	$293,628	$(51,042,132)	$(35,803,033)
Realized gains (losses)	(25)	(7,254,372)	—	20,499	—	(7,233,898)
Change in net unrealized appreciation (depreciation)	(695,308)	6,452,711	6,445,554	40,479	—	12,243,436
Net purchases (sales)	10,356	(303,266)	1,423,895	(85,181)	—	1,045,804
Accrued discount (premium)	136	36,828	—	—	—	36,964
Net transfers to (from) Level 3**	1,386,488	—	(1,734,989)	(137,841)	—	(486,342)

Balance as of October 31, 2010	$3,578,607	$3,157,644	$13,977,228	$131,584	$(51,042,132)	$(30,197,069)

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2010*	$(695,308)	$(783,450)	$6,445,554	$(40,479)	$—	$4,926,317

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period.

14   Reorganizations

Prior to the opening of business on March 12, 2010, the Fund acquired the net assets applicable to common shares of Eaton Vance Credit Opportunities Fund (the Acquired Fund) pursuant to an agreement and Plan of Reorganization approved by the shareholders of the Acquired Fund on February 26, 2010. The acquisition was accomplished by a tax-free exchange of 4,738,774 common shares of the Fund (valued at $77,565,332) for 7,274,487 common shares of the Acquired Fund, each outstanding on March 11, 2010, and cash consideration equal to the aggregate liquidation value of the Acquired Fund’s Auction Preferred Shares (valued at $8,000,000). The investment portfolio of the Acquired Fund, with a fair value of $84,111,346 and identified cost of $101,932,161 at March 11, 2010, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets applicable to common shares of the Fund immediately before the acquisition were $1,840,816,015. The net assets applicable to common shares of the Acquired Fund at that date of $77,565,332, including $44,649,745 of accumulated net realized losses and $17,755,310 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets applicable to common shares of $1,918,381,347.

Assuming the acquisition had been completed on May 1, 2009, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended April 30, 2010 are as follows:

Net investment income	$142,462,493
Net realized losses	$(52,049,865)
Net increase in net assets resulting from operations	$603,910,531

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund since March, 12, 2010.

15   Legal Proceedings

In May 2010, the Fund received a demand letter from a law firm on behalf of a putative common shareholder. The demand letter alleged that Eaton Vance Management and the Trustees and officers of the Fund breached their fiduciary duty to the Fund in connection with redemption by the Fund of its auction preferred securities following the collapse of auction markets in February 2008. The letter demanded that the Board of Trustees of the Fund take certain action to remedy those alleged breaches. In August 2010, following a thorough investigation conducted by the independent Trustees of the Fund, the Board of Trustees of the Fund (including all of the independent Trustees) rejected the demands set forth in the demand letter. Additionally, two law firms have filed separate purported class action lawsuits against the Fund on behalf of putative common shareholders, alleging breach of fiduciary duty in connection with the Fund’s redemption of auction preferred securities. In addition to the Fund, named defendants include Trustees of the Fund,

Eaton Vance Limited Duration Income Fund as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Eaton Vance Management and Eaton Vance Corp. The Fund, Eaton Vance Management and Eaton Vance Corp. believe these lawsuits to be without merit, and intend to defend themselves vigorously. The Fund believes that these lawsuits will not have a material effect on it or on Eaton Vance Management’s ability to serve as its investment adviser.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Limited Duration Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating-rate loans, mortgage-backed securities and high-yield bonds. The Board also considered the resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level. The Board noted the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Limited Duration Income Fund

OFFICERS AND TRUSTEES

Officers
Payson F. Swaffield
President

Christine M. Johnston
Vice President

Catherine C. McDermott
Vice President

Scott H. Page
Vice President

Susan Schiff
Vice President

Mark S. Venezia
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

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Investment Adviser and Administrator of
Eaton Vance Limited Duration Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Limited Duration Income Fund
Two International Place
Boston, MA 02110

1856-12/10	CE-LDISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: December 07, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: December 07, 2010

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: December 07, 2010